AB Global High Income Fund

Portfolio of Investments

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 51.7%
Industrial – 43.6%
Basic – 3.4%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$146,210
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		229	237,243
6.125%, 05/15/2028(a)		289	315,443
Allegheny Technologies, Inc. 7.875%, 08/15/2023		258	283,999
Arconic Corp. 6.125%, 02/15/2028(a)		250	268,088
Ashland LLC 4.75%, 08/15/2022		48	49,595
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	365,750
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		1,403	1,549,350
CF Industries, Inc. 4.95%, 06/01/2043		1,626	1,918,486
5.375%, 03/15/2044		1,200	1,485,038
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		297	312,381
4.875%, 03/01/2031(a)		199	209,079
5.875%, 06/01/2027		222	233,543
6.75%, 03/15/2026(a)		107	115,315
9.875%, 10/17/2025(a)		773	904,189
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	779,258
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	368,926
Element Solutions, Inc. 3.875%, 09/01/2028 (a)		993	1,012,908
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		240	204,246
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		2,029	2,161,399
4.50%, 09/15/2027(a)		1,028	1,117,076
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		215	224,086
4.375%, 08/01/2028		168	177,295
4.625%, 08/01/2030		203	222,157
5.00%, 09/01/2027		93	98,143
5.45%, 03/15/2043		694	848,459
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	320,084
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		1,290	1,319,054
Hecla Mining Co. 7.25%, 02/15/2028		1,328	1,453,111

	Principal Amount (000)		U.S. $ Value

Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)	U.S.$	852	$951,095
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	123,203
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	226	228,283
Ingevity Corp. 3.875%, 11/01/2028(a)		995	992,911
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		611	627,524
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		1,444	1,506,504
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		619	685,420
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	1,061	1,263,331
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)		846	1,030,852
LABL Escrow Issuer LLC 6.75%, 07/15/2026(a)	U.S.$	209	223,167
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)		2,857	0
Mercer International, Inc. 5.125%, 02/01/2029(a)		1,033	1,062,397
Natural Resource Partners LP/NRP Finance Corp. 9.125%, 06/30/2025(a)		80	78,664
Nouryon Holding BV 6.50%, 10/01/2026(a)	EUR	1,181	1,466,215
Novelis Corp. 4.75%, 01/30/2030(a)	U.S.$	210	220,437
5.875%, 09/30/2026(a)		405	421,661
Olin Corp. 5.625%, 08/01/2029		487	536,459
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (f)		191	143,574
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		213	211,669
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		288	297,336
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		1,887	1,873,684
SpA Holdings 3 Oy 4.875%, 02/04/2028(a)		972	981,539

	Principal Amount (000)		U.S. $ Value

SPCM SA 4.875%, 09/15/2025(a)	U.S.$	975	$998,745
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025(a)		233	241,957
TPC Group, Inc. 10.50%, 08/01/2024(a)		223	209,443
United States Steel Corp. 6.25%, 03/15/2026		653	672,508
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,763,000
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)		413	437,739
5.625%, 10/01/2024(a)		386	428,074

			38,377,302

Capital Goods – 2.6%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	939	1,141,722
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	1,039	1,090,338
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,107	1,103,517
4.00%, 09/01/2029(a)		985	975,150
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025(a)		212	221,805
Ball Corp. 2.875%, 08/15/2030		225	220,664
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		2,404	2,480,208
7.875%, 04/15/2027(a)		386	400,144
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	26,239
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	626,592
Colfax Corp. 6.375%, 02/15/2026(a)		157	165,992
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		211	226,678
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		164	164,236
4.75%, 06/15/2028(a)		348	357,739
EnerSys 4.375%, 12/15/2027(a)		935	976,590
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	983,824
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		99	114,127

	Principal Amount (000)		U.S. $ Value

Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,205	$1,262,256
GFL Environmental, Inc. 4.75%, 06/15/2029(a)		1,200	1,246,896
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	564,730
Griffon Corp. 5.75%, 03/01/2028		1,487	1,578,718
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	130,873
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,095	1,114,232
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		224	225,814
Moog, Inc. 4.25%, 12/15/2027(a)		373	386,169
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		491	504,743
Renk Ag Frankfurt 5.75%, 07/15/2025	EUR	444	546,157
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		384	472,626
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	223	226,320
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		141	151,233
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		367	388,888
Tervita Corp. 11.00%, 12/01/2025(a)		1,658	1,855,137
TransDigm, Inc. 4.625%, 01/15/2029(a)		474	475,459
4.875%, 05/01/2029(a)		1,954	1,974,498
6.25%, 03/15/2026(a)		556	586,473
8.00%, 12/15/2025(a)		224	241,984
Triumph Group, Inc. 6.25%, 09/15/2024(a)		392	398,019
7.75%, 08/15/2025		428	440,522
8.875%, 06/01/2024(a)		600	670,417
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	120,280
5.50%, 08/15/2026(a)	U.S.$	227	238,403
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		465	503,622
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		306	322,343
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		188	203,188
7.25%, 06/15/2028(a)		532	592,424

			28,697,989

	Principal Amount (000)		U.S. $ Value

Communications - Media – 5.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	U.S.$	1,332	$1,408,209
Altice Financing SA 7.50%, 05/15/2026(a)		1,782	1,853,118
AMC Networks, Inc. 4.25%, 02/15/2029		1,665	1,682,210
4.75%, 08/01/2025		218	223,766
5.00%, 04/01/2024		88	89,359
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		446	461,014
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	251,550
5.375%, 03/01/2025(a)	U.S.$	2,124	2,197,603
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		7,629	7,898,522
4.75%, 03/01/2030(a)		211	222,960
5.00%, 02/01/2028(a)		212	222,444
5.125%, 05/01/2027(a)		551	577,856
5.375%, 06/01/2029(a)		206	225,106
5.75%, 02/15/2026(a)		177	182,948
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		908	928,859
CSC Holdings LLC 3.375%, 02/15/2031(a)		231	218,216
4.125%, 12/01/2030(a)		217	216,269
4.50%, 11/15/2031(a)		981	987,533
5.00%, 11/15/2031(a)		588	591,142
5.375%, 02/01/2028(a)		1,502	1,587,518
5.75%, 01/15/2030(a)		393	408,840
7.50%, 04/01/2028(a)		941	1,030,587
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		331	214,468
6.625%, 08/15/2027(a)		369	180,982
DISH DBS Corp. 5.00%, 03/15/2023		240	251,533
5.125%, 06/01/2029(a)		2,162	2,136,814
5.875%, 11/15/2024		2,398	2,575,232
7.375%, 07/01/2028		165	177,597
7.75%, 07/01/2026		244	276,203
Gray Television, Inc. 7.00%, 05/15/2027(a)		204	221,472
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	61,843
5.25%, 08/15/2027(a)		285	298,314
6.375%, 05/01/2026		207	220,650
8.375%, 05/01/2027		202	216,612
Lamar Media Corp. 4.875%, 01/15/2029		147	155,077
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,489	2,678,214

	Principal Amount (000)		U.S. $ Value

Liberty Interactive LLC 3.75%, 02/15/2030(h)	U.S.$	874	$659,744
MDC Partners, Inc. 7.50%, 05/01/2024(a)		112	113,598
Meredith Corp. 6.875%, 02/01/2026		2,149	2,239,878
National CineMedia LLC 5.875%, 04/15/2028(a)		623	611,981
Netflix, Inc. 4.875%, 04/15/2028		247	287,082
Nexstar Broadcasting, Inc. 4.75%, 11/01/2028(a)		172	176,808
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		137	137,743
4.625%, 03/15/2030(a)		746	756,246
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		445	443,809
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		639	661,641
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		1,425	1,401,472
5.50%, 03/01/2030(a)		926	943,431
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		221	221,358
4.00%, 07/15/2028(a)		6,510	6,716,692
4.125%, 07/01/2030(a)		56	56,653
4.625%, 07/15/2024(a)		216	221,783
5.50%, 07/01/2029(a)		204	222,256
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,731,583
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	136	141,089
4.75%, 03/15/2026(a)		346	368,640
5.00%, 09/15/2029		830	868,859
5.50%, 09/15/2024(a)		68	69,224
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		200	209,756
Univision Communications, Inc. 4.50%, 05/01/2029(a)		623	627,683
6.625%, 06/01/2027(a)		1,593	1,726,069
9.50%, 05/01/2025(a)		309	340,789
UPC Holding BV 5.50%, 01/15/2028(a)		223	233,792
Urban One, Inc. 7.375%, 02/01/2028(a)		2,347	2,535,081
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	999,745
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	305,851
6.00%, 01/15/2027(a)		224	233,954
Ziggo BV 5.50%, 01/15/2027(a)		224	233,001

			59,627,931

	Principal Amount (000)			U.S. $ Value

Communications - Telecommunications – 3.6%
Altice France SA/France 5.125%, 07/15/2029(a)	U.S.$		6,254	$6,277,602
8.125%, 02/01/2027(a)			465	506,274
CenturyLink, Inc. Series P 7.60%, 09/15/2039			155	176,140
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)			1,754	1,854,855
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)			795	805,711
6.50%, 10/01/2028(a)			1,916	2,058,305
DKT Finance ApS 7.00%, 06/17/2023(a)		EUR	506	610,489
9.375%, 06/17/2023(a)		U.S.$	895	916,322
Embarq Corp. 7.995%, 06/01/2036			3,497	3,963,898
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)			321	341,522
Hughes Satellite Systems Corp. 6.625%, 08/01/2026			730	818,189
Intelsat Jackson Holdings SA 5.50%, 08/01/2023 (c) (i)			1,675	963,923
Intrado Corp. 8.50%, 10/15/2025(a)			748	730,764
Level 3 Financing, Inc. 5.25%, 03/15/2026			164	169,081
Ligado Networks LLC 15.50%, 11/01/2023(a) (f)			258	254,891
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)			1,007	980,684
Series T 5.80%, 03/15/2022			78	80,334
Lumen Technologies, Inc. 5.125%, 12/15/2026(a)			214	222,341
5.375%, 06/15/2029(a)			169	171,753
Sprint Capital Corp. 8.75%, 03/15/2032			83	126,121
Switch Ltd. 4.125%, 06/15/2029(a)			1,180	1,209,672
T-Mobile USA, Inc. 2.625%, 02/15/2029			973	961,133
2.875%, 02/15/2031			117	116,034
3.375%, 04/15/2029			500	517,026
3.375%, 04/15/2029(a)			2,454	2,535,360
3.50%, 04/15/2031			1,338	1,382,659
3.50%, 04/15/2031(a)			2,454	2,532,527
4.75%, 02/01/2028			39	41,764

	Principal Amount (000)		U.S. $ Value

Telecom Italia Capital SA 6.00%, 09/30/2034	U.S.$	138	$159,864
7.20%, 07/18/2036		483	623,578
7.721%, 06/04/2038		1,784	2,430,597
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		124	124,420
6.50%, 10/15/2027(a)		132	125,769
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	521,346
4.75%, 07/15/2031(a)		2,239	2,272,490
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		223	230,831
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		2,472	2,524,113

			40,338,382

Consumer Cyclical - Automotive – 2.5%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)		200	205,846
Adient US LLC 9.00%, 04/15/2025(a)		989	1,088,336
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		221	216,854
5.875%, 06/01/2029(a)		489	537,230
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		274	283,410
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,219,862
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		1,905	2,130,102
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		188	200,234
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	112,456
Dana, Inc. 4.25%, 09/01/2030		760	781,620
5.375%, 11/15/2027		109	115,957
5.625%, 06/15/2028		182	196,630
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	1,202,340
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (e) (g)		2,940	0
(First Lien) 11.00%, 10/31/2024(b) (c) (e) (g)		1,207	0
Ford Motor Co. 5.291%, 12/08/2046		219	244,599
8.50%, 04/21/2023		1,891	2,110,261
9.00%, 04/22/2025		720	887,231
9.625%, 04/22/2030		49	70,238
Ford Motor Credit Co. LLC 3.35%, 11/01/2022		221	226,400
3.37%, 11/17/2023		220	228,214
3.81%, 01/09/2024		200	209,017

	Principal Amount (000)		U.S. $ Value

4.14%, 02/15/2023	U.S.$	217	$224,800
4.271%, 01/09/2027		215	230,288
4.687%, 06/09/2025		200	216,423
5.584%, 03/18/2024		207	226,718
Goodyear Tire & Rubber Co. (The) 4.875%, 03/15/2027		222	235,469
5.00%, 07/15/2029(a)		765	799,498
5.25%, 04/30/2031		176	184,477
5.25%, 07/15/2031(a)		830	865,431
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)	EUR	284	342,101
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		338	412,984
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)	U.S.$	200	205,255
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		239	235,306
5.875%, 11/15/2024(a)	EUR	269	350,838
5.875%, 01/15/2028(a)	U.S.$	1,495	1,572,624
7.75%, 10/15/2025(a)		1,207	1,324,773
Meritor, Inc. 4.50%, 12/15/2028(a)		1,539	1,559,322
6.25%, 06/01/2025(a)		409	435,374
Navistar International Corp. 6.625%, 11/01/2025(a)		18	18,596
9.50%, 05/01/2025(a)		103	110,339
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,250	1,316,662
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		480	497,831
Tenneco, Inc. 5.00%, 07/15/2026		1,693	1,684,393
7.875%, 01/15/2029(a)		901	1,017,448
Titan International, Inc. 7.00%, 04/30/2028(a)		1,465	1,529,152
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		721	779,523

			28,642,462

Consumer Cyclical - Entertainment – 2.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		440	455,739
Carnival Corp. 5.75%, 03/01/2027(a)		958	1,001,110
9.875%, 08/01/2027(a)		661	771,717
10.125%, 02/01/2026(a)	EUR	621	858,180
11.50%, 04/01/2023(a)	U.S.$	1,470	1,659,856
Carnival PLC 1.00%, 10/28/2029	EUR	202	196,444

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	$2,290,914
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		492	504,524
Everi Holdings, Inc. 5.00%, 07/15/2029		240	240,000
Mattel, Inc. 3.375%, 04/01/2026(a)		1,152	1,194,264
3.75%, 04/01/2029(a)		1,637	1,701,942
5.875%, 12/15/2027(a)		578	630,179
6.75%, 12/31/2025(a)		22	23,114
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		2,055	2,152,656
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)		4,425	4,623,240
10.875%, 06/01/2023(a)		1,315	1,489,237
11.50%, 06/01/2025(a)		2,482	2,855,045
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		991	1,073,911
9.50%, 08/01/2025(a)		855	920,101
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	451,556
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		302	323,177
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		791	781,441
7.00%, 02/15/2029(a)		364	379,906
13.00%, 05/15/2025(a)		65	76,443
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,061	1,074,834

			27,729,530

Consumer Cyclical - Other – 2.7%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	838,759
Bally’s Corp. 6.75%, 06/01/2027(a)		1,095	1,167,582
Beazer Homes USA, Inc. 6.75%, 03/15/2025		1,228	1,268,563
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,097	1,088,580
5.00%, 06/15/2029(a)		195	196,801
6.25%, 09/15/2027(a)		995	1,053,537
Builders FirstSource, Inc. 6.75%, 06/01/2027(a)		186	199,672
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		1,201	1,273,928
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		839	868,301

	Principal Amount (000)		U.S. $ Value

CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)	U.S.$	553	$573,030
Diamond Resorts International, Inc. 7.75%, 09/01/2023(a)		219	225,464
Empire Communities Corp. 7.00%, 12/15/2025(a)		303	319,348
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	2,079,119
Forestar Group, Inc. 3.85%, 05/15/2026(a)		586	592,152
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		284	306,348
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,025	1,012,464
5.375%, 05/01/2025(a)		229	241,192
5.75%, 05/01/2028(a)		246	266,150
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		695	693,747
5.00%, 06/01/2029(a)		709	723,882
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	306,299
International Game Technology PLC 4.125%, 04/15/2026(a)		1,581	1,651,755
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		352	354,999
KB Home 7.50%, 09/15/2022		494	530,625
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		895	951,495
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		1,250	1,300,601
Mattamy Group Corp. 4.625%, 03/01/2030(a)		224	229,243
5.25%, 12/15/2027(a)		312	327,158
MGM Resorts International 4.75%, 10/15/2028		52	55,281
5.75%, 06/15/2025		30	33,082
Mohegan Gaming & Entertainment 8.00%, 02/01/2026(a)		128	133,712
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027(a)		122	130,930
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)		172	182,103
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		426	439,761
7.00%, 05/15/2028(a)		172	187,905

	Principal Amount (000)		U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)	U.S.$	1,460	$1,498,670
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		241	249,977
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,762,689
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	575,623
5.875%, 06/15/2027(a)		628	711,817
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	931,875
Travel + Leisure Co. 4.625%, 03/01/2030(a)		839	866,064
6.625%, 07/31/2026(a)		637	721,478
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)		120	123,694
5.25%, 05/15/2027(a)		45	48,324
5.50%, 03/01/2025(a)		736	792,127
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	295,267

			30,381,173

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		2,061	1,994,375
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		224	221,409
3.875%, 01/15/2028(a)		1,506	1,524,825
4.375%, 01/15/2028(a)		520	527,737
IRB Holding Corp. 6.75%, 02/15/2026(a)		453	469,209
Yum! Brands, Inc. 3.625%, 03/15/2031		223	222,799
4.625%, 01/31/2032		1,952	2,051,360
4.75%, 01/15/2030(a)		207	223,968

			7,235,682

Consumer Cyclical - Retailers – 2.2%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		518	531,530
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		263	244,402
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,487,867

	Principal Amount (000)		U.S. $ Value

eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	218	$225,259
FirstCash, Inc. 4.625%, 09/01/2028(a)		262	273,911
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	243,805
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		213	226,390
4.875%, 05/15/2026(a)		208	224,678
5.375%, 05/15/2025(a)		57	60,327
L Brands, Inc. 5.25%, 02/01/2028		11	12,336
6.75%, 07/01/2036		322	403,769
6.875%, 11/01/2035		743	941,698
7.50%, 06/15/2029		107	125,995
7.60%, 07/15/2037		261	329,673
9.375%, 07/01/2025(a)		272	351,367
LBM Acquisition LLC 6.25%, 01/15/2029(a)		222	223,682
Levi Strauss & Co. 3.50%, 03/01/2031(a)		602	599,988
5.00%, 05/01/2025		90	91,890
Lithia Motors, Inc. 4.375%, 01/15/2031(a)		210	224,966
Macy’s Retail Holdings LLC 2.875%, 02/15/2023		123	123,994
3.625%, 06/01/2024		57	58,458
5.875%, 04/01/2029(a)		75	80,615
Magic Mergeco, Inc. 5.25%, 05/01/2028(a)		1,417	1,454,933
7.875%, 05/01/2029(a)		1,248	1,285,926
Murphy Oil USA, Inc. 5.625%, 05/01/2027		69	72,949
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		433	462,200
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		126	134,855
Penske Automotive Group, Inc. 3.50%, 09/01/2025		795	823,371
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		625	649,028
7.75%, 02/15/2029(a)		1,219	1,344,504
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,382	1,402,503
8.00%, 11/15/2026(a)		214	217,219
Sonic Automotive, Inc. 6.125%, 03/15/2027		817	857,243
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,953	2,047,846
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	339,370

	Principal Amount (000)		U.S. $ Value

Staples, Inc. 7.50%, 04/15/2026(a)	U.S.$	842	$872,401
10.75%, 04/15/2027(a)		1,480	1,509,569
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,163,243
White Cap Buyer LLC 6.875%, 10/15/2028(a)		1,613	1,720,694
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		329	340,403
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	463,078

			24,247,935

Consumer Non-Cyclical – 5.0%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		881	942,882
AdaptHealth LLC 4.625%, 08/01/2029(a)		1,369	1,387,169
6.125%, 08/01/2028(a)		288	306,630
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	1,002,200
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	642,988
4.875%, 02/15/2030(a)		200	213,295
5.75%, 03/15/2025		113	115,754
5.875%, 02/15/2028(a)		99	106,665
7.50%, 03/15/2026(a)		201	220,446
Avantor Funding, Inc. 4.625%, 07/15/2028(a)		212	223,736
B&G Foods, Inc. 5.25%, 04/01/2025		217	223,111
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	590,195
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		3,183	3,255,127
5.00%, 02/15/2029(a)		177	165,001
5.25%, 01/30/2030-02/15/2031(a)		172	160,486
6.125%, 04/15/2025(a)		493	505,165
6.25%, 02/15/2029(a)		116	114,714
7.25%, 05/30/2029(a)		365	374,023
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		72	77,140
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		932	944,328
4.00%, 03/15/2031(a)		731	759,523
4.25%, 05/01/2028(a)		213	220,578
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		693	695,502
5.625%, 03/15/2027(a)		631	673,350
6.00%, 01/15/2029(a)		383	409,943

	Principal Amount (000)		U.S. $ Value

6.125%, 04/01/2030(a)	U.S.$	3,702	$3,757,470
6.625%, 02/15/2025(a)		215	227,246
6.875%, 04/01/2028-04/15/2029(a)		2,114	2,184,710
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	283,749
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,000	960,121
4.625%, 06/01/2030(a)		1,921	1,976,669
Edgewell Personal Care Co. 5.50%, 06/01/2028(a)		209	221,684
Elanco Animal Health, Inc. 5.90%, 08/28/2028		190	222,454
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,486,067
Encompass Health Corp. 4.50%, 02/01/2028		213	220,988
4.75%, 02/01/2030		211	224,447
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(a)		310	208,849
9.50%, 07/31/2027(a)		812	828,240
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		514	504,215
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	508,771
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	1,021,224
5.00%, 10/15/2026-05/15/2027(a)	U.S.$	427	444,443
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,142	1,184,492
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		2,451	2,459,106
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(a)		407	420,969
4.875%, 11/01/2026(a)		216	223,289
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (c) (i)		125	86,913
5.625%, 10/15/2023(a) (c) (i)		311	215,455
ModivCare, Inc. 5.875%, 11/15/2025(a)		188	201,155
Newell Brands, Inc. 4.70%, 04/01/2026		687	765,948
4.875%, 06/01/2025		170	188,359
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		2,234	2,301,243
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		949	970,483
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		990	976,798

	Principal Amount (000)		U.S. $ Value

Post Holdings, Inc. 4.50%, 09/15/2031(a)	U.S.$	1,870	$1,866,487
4.625%, 04/15/2030(a)		821	835,556
5.50%, 12/15/2029(a)		205	219,408
5.625%, 01/15/2028(a)		798	847,863
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		1,471	1,471,293
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,772,118
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		775	834,768
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		399	416,773
Select Medical Corp. 6.25%, 08/15/2026(a)		159	169,374
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		1,369	1,344,857
4.00%, 10/01/2026(a)	EUR	530	641,802
Sunshine Mid BV 6.50%, 05/15/2026(a)		823	1,009,759
Teleflex, Inc. 4.25%, 06/01/2028(a)	U.S.$	212	221,025
Tenet Healthcare Corp. 4.625%, 07/15/2024		103	104,509
4.625%, 09/01/2024(a)		181	185,750
6.125%, 10/01/2028(a)		505	537,351
7.50%, 04/01/2025(a)		205	221,165
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		696	700,821
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		269	278,034
US Foods, Inc. 4.75%, 02/15/2029(a)		2,051	2,091,917
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	829,043
Vector Group Ltd. 5.75%, 02/01/2029(a)		119	121,385
Vizient, Inc. 6.25%, 05/15/2027(a)		222	234,452
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		260	271,513

			56,832,531

Energy – 6.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		72	75,191
7.875%, 05/15/2026(a)		189	211,206
Antero Resources Corp. 7.625%, 02/01/2029(a)		320	355,816
8.375%, 07/15/2026(a)		887	1,008,687

	Principal Amount (000)		U.S. $ Value

Apache Corp. 4.25%, 01/15/2044	U.S.$	60	$58,929
4.875%, 11/15/2027		171	185,395
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(a)		142	148,149
Baytex Energy Corp. 8.75%, 04/01/2027(a)		133	134,336
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		471	478,899
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	296,864
7.625%, 12/15/2025(a)		472	511,332
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		36	36,884
Callon Petroleum Co. 6.25%, 04/15/2023		296	296,425
8.25%, 07/15/2025		301	300,520
Callon Petroleum, Co. 9.00%, 04/01/2025(a)		1,361	1,483,377
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		223	243,106
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	648,260
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	487,613
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	490,403
7.00%, 06/15/2025(a)		1,781	1,855,058
CNX Resources Corp. 6.00%, 01/15/2029(a)		903	976,211
7.25%, 03/14/2027(a)		218	233,743
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		895	913,853
6.75%, 03/01/2029(a)		794	845,725
7.50%, 05/15/2025(a)		348	361,208
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,467	1,528,404
CVR Energy, Inc. 5.25%, 02/15/2025(a)		246	246,058
DCP Midstream LLC 5.85%, 05/21/2043(a)		257	238,404
DCP Midstream Operating LP 5.125%, 05/15/2029		53	58,600
5.375%, 07/15/2025		206	229,424
5.625%, 07/15/2027		86	97,988
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (b) (f)		90	89,167
13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(b) (f)		79	78,295

	Principal Amount (000)		U.S. $ Value

Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)	U.S.$	1,824	$1,861,545
Endeavor Energy Resources LP/EER Finance, Inc. 5.50%, 01/30/2026(a)		218	226,352
EnLink Midstream LLC 5.625%, 01/15/2028(a)		1,162	1,231,891
EnLink Midstream Partners LP 4.40%, 04/01/2024		127	133,361
5.05%, 04/01/2045		807	694,037
5.45%, 06/01/2047		602	534,350
5.60%, 04/01/2044		104	94,309
Series C 6.00%, 12/15/2022(j)		2,734	2,112,213
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		742	755,055
4.75%, 01/15/2031(a)		707	728,518
6.50%, 07/15/2048		197	210,298
EQT Corp. 3.90%, 10/01/2027		291	311,796
7.625%, 02/01/2025		72	83,914
8.50%, 02/01/2030		180	234,208
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	412,636
6.25%, 05/15/2026		222	222,326
6.50%, 10/01/2025		650	657,575
7.75%, 02/01/2028		899	929,204
8.00%, 01/15/2027		1,137	1,194,762
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	470,837
7.00%, 08/01/2027		485	514,605
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		589	22,088
6.375%, 05/15/2025-01/15/2026(c)		3,257	122,137
6.625%, 05/01/2023(c)		161	6,038
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		1,173	1,260,933
Harvest Midstream I LP 7.50%, 09/01/2028(a)		49	53,293
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		108	113,271
5.625%, 02/15/2026(a)		1,707	1,779,287
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		420	437,847
6.00%, 02/01/2031(a)		420	445,033
6.25%, 11/01/2028(a)		220	233,775
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		1,479	1,559,215
Indigo Natural Resources LLC 5.375%, 02/01/2029(a)		758	794,856

	Principal Amount (000)		U.S. $ Value

Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)	U.S.$	679	$702,784
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,502	2,549,076
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		123	83,104
Laredo Petroleum, Inc. 9.50%, 01/15/2025		266	280,396
Matador Resources Co. 5.875%, 09/15/2026		240	247,208
MEG Energy Corp. 7.125%, 02/01/2027(a)		218	232,639
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,638	1,528,183
Murphy Oil Corp. 5.75%, 08/15/2025		227	233,486
5.875%, 12/01/2027		233	243,048
6.375%, 07/15/2028		53	55,917
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		533	522,455
7.50%, 01/15/2028(a)		2,085	2,012,349
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		200	205,095
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		113	115,216
6.75%, 09/15/2025(a)		1,850	1,895,301
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		2,003	2,103,371
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,291	1,271,862
Occidental Petroleum Corp. 2.70%, 02/15/2023		665	679,831
2.90%, 08/15/2024		491	502,061
3.40%, 04/15/2026		109	111,489
3.50%, 06/15/2025		599	612,709
5.50%, 12/01/2025		158	174,580
5.875%, 09/01/2025		245	272,804
6.125%, 01/01/2031		365	429,185
6.375%, 09/01/2028		215	250,259
6.45%, 09/15/2036		221	264,091
6.60%, 03/15/2046		90	106,882
6.625%, 09/01/2030		210	252,600
7.50%, 05/01/2031		203	255,941
8.00%, 07/15/2025		387	464,145
8.50%, 07/15/2027		184	231,503
8.875%, 07/15/2030		184	246,299
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		81	53,769
7.25%, 06/15/2025		326	247,454
9.25%, 05/15/2025(a)		1,753	1,766,158
PDC Energy, Inc. 5.75%, 05/15/2026		2,013	2,103,367
6.125%, 09/15/2024		1,185	1,211,611

	Principal Amount (000)		U.S. $ Value

Range Resources Corp. 4.875%, 05/15/2025	U.S.$	97	$100,714
5.00%, 03/15/2023		139	144,626
8.25%, 01/15/2029(a)		624	703,571
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		573	601,697
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		230	244,769
SM Energy Co. 5.625%, 06/01/2025		991	981,256
6.50%, 07/15/2028		171	175,723
Southwestern Energy Co. 6.45%, 01/23/2025		216	238,212
7.50%, 04/01/2026		213	225,413
8.375%, 09/15/2028		429	484,795
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029(a)		114	116,344
5.50%, 02/15/2026		79	81,402
5.875%, 03/15/2028		964	1,024,423
6.00%, 04/15/2027		152	159,457
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 09/15/2024(a)		112	113,836
Talos Production, Inc. 12.00%, 01/15/2026		1,533	1,626,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		1,480	1,523,250
5.50%, 03/01/2030		198	217,665
5.875%, 04/15/2026		212	222,433
TechnipFMC PLC 6.50%, 02/01/2026(a)		132	142,439
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		207	212,606
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		145	141,194
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		1,192	1,234,883
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		202	204,208
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		253	254,260
Transocean, Inc. 7.25%, 11/01/2025(a)		359	312,078
7.50%, 01/15/2026(a)		762	655,079
11.50%, 01/30/2027(a)		445	475,615
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		263	281,000
Vantage Drilling International 7.125%, 04/01/2023(b) (c) (e)		1,283	0
7.50%, 11/01/2019(b) (c) (d) (e)		2,176	0
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		1,099	1,065,814

	Principal Amount (000)		U.S. $ Value

Weatherford International Ltd. 8.75%, 09/01/2024(a)	U.S.$	223	$233,202
Western Midstream Operating LP 3.95%, 06/01/2025		264	274,129
4.00%, 07/01/2022		277	281,460
4.35%, 02/01/2025		569	601,187
4.50%, 03/01/2028		216	231,359
4.75%, 08/15/2028		453	492,151
5.30%, 02/01/2030-03/01/2048		651	728,128
5.45%, 04/01/2044		302	325,091
6.50%, 02/01/2050		212	245,872

			77,541,353

Other Industrial – 0.2%
AECOM 5.125%, 03/15/2027		252	280,776
Avient Corp. 5.75%, 05/15/2025(a)		400	423,244
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		117	115,023
IAA, Inc. 5.50%, 06/15/2027(a)		315	330,567
Interface, Inc. 5.50%, 12/01/2028(a)		258	270,193
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		674	691,476

			2,111,279

Services – 2.6%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	87,339
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	533,972
6.625%, 07/15/2026(a)		312	330,818
9.75%, 07/15/2027(a)		2,083	2,294,530
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		804	804,654
ANGI Group LLC 3.875%, 08/15/2028(a)		2,430	2,420,175
Aptim Corp. 7.75%, 06/15/2025(a)		1,424	1,248,597
APX Group, Inc. 6.75%, 02/15/2027(a)		265	282,465
7.875%, 12/01/2022		911	914,389
Aramark Services, Inc. 5.00%, 04/01/2025-02/01/2028(a)		763	795,508
6.375%, 05/01/2025(a)		569	604,434
Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	207,390

	Principal Amount (000)		U.S. $ Value

Carlson Travel, Inc. 6.75%, 12/15/2025(g)	U.S.$	782	$718,939
10.50%, 03/31/2025(g)		138	144,322
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	884,439
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	478	562,680
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	1,474	1,634,054
Gartner, Inc. 3.75%, 10/01/2030(a)		215	219,954
4.50%, 07/01/2028(a)		512	541,258
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	1,108,312
Korn Ferry 4.625%, 12/15/2027(a)		586	608,708
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		958	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		3,569	3,585,815
Nielsen Finance LLC/Nielsen Finance Co. 5.625%, 10/01/2028(a)		106	111,971
5.875%, 10/01/2030(a)		85	92,563
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		25	26,786
6.25%, 01/15/2028(a)		1,317	1,403,470
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		366	376,662
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		378	449,403
Service Corp. International/US 3.375%, 08/15/2030		1,114	1,093,466
Square, Inc. 2.75%, 06/01/2026(a)		1,440	1,465,059
3.50%, 06/01/2031(a)		1,474	1,487,071
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	454,718
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	954	1,162,446
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	1,075	1,133,854

			29,790,221

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		591	613,600
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		717	734,344
Avaya, Inc. 6.125%, 09/15/2028(a)		2,343	2,507,779
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		2,564	2,702,857

	Principal Amount (000)		U.S. $ Value

Cablevision Lightpath LLC 5.625%, 09/15/2028(a)	U.S.$	1,060	$1,081,200
Clarivate Science Holdings Corp. 4.875%, 06/30/2029(a)		573	587,955
CommScope, Inc. 5.50%, 03/01/2024(a)		570	586,850
6.00%, 03/01/2026(a)		500	527,944
Elastic NV 4.125%, 07/15/2029		694	694,000
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	995,565
LogMeIn, Inc. 5.50%, 09/01/2027(a)		551	571,212
Microchip Technology, Inc. 4.25%, 09/01/2025		612	642,776
NCR Corp. 5.00%, 10/01/2028(a)		52	53,739
5.125%, 04/15/2029(a)		3,420	3,528,539
5.75%, 09/01/2027(a)		295	310,910
6.125%, 09/01/2029(a)		227	247,921
8.125%, 04/15/2025(a)		352	384,319
Open Text Holdings, Inc. 4.125%, 02/15/2030(a)		269	274,131
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		485	512,057
Playtika Holding Corp. 4.25%, 03/15/2029(a)		1,117	1,118,083
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	101,007
8.25%, 02/01/2028(a)		154	167,804
PTC, Inc. 3.625%, 02/15/2025(a)		219	225,539
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,201	1,161,932
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	110,184
Seagate HDD Cayman 4.091%, 06/01/2029(a)		1,622	1,664,385
4.125%, 01/15/2031(a)		124	126,790
4.875%, 03/01/2024		209	226,259
Sensata Technologies BV 4.00%, 04/15/2029(a)		390	395,738
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	1,088,211
SS&C Technologies, Inc. 5.50%, 09/30/2027(a)		209	221,694
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		983	988,316
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,981	3,103,013
10.50%, 02/01/2024(a) (k)		662	679,380

	Principal Amount (000)		U.S. $ Value

Xerox Holdings Corp. 5.00%, 08/15/2025(a)	U.S.$	108	$114,104
5.50%, 08/15/2028(a)		264	272,864

			29,323,001

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust 3.375%, 05/01/2027		170	168,448
American Airlines, Inc. 11.75%, 07/15/2025(a)		196	245,943
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,111	1,179,481
5.75%, 04/20/2029(a)		975	1,054,386
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		507	544,537
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		440	498,625
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,268	1,313,388

			5,004,808

Transportation - Services – 0.5%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	213,894
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		175	179,361
5.375%, 03/01/2029(a)		672	699,733
5.75%, 07/15/2027(a)		1,031	1,079,960
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/2025(a)		217	225,322
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		181	190,861
Modulaire Global Finance PLC 8.00%, 02/15/2023(a)		1,821	1,878,099
United Rentals North America, Inc. 3.875%, 02/15/2031		270	274,878
4.00%, 07/15/2030		262	269,631
5.50%, 05/15/2027		418	442,786
XPO Logistics, Inc. 6.75%, 08/15/2024(a)		262	272,581

			5,727,106

			491,608,685

Financial Institutions – 6.8%
Banking – 2.5%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,253	1,287,462
7.00%, 01/15/2026(a)		600	642,750

	Principal Amount (000)		U.S. $ Value

Ally Financial, Inc.
Series B 4.70%, 05/15/2026(j)	U.S.$	2,950	$3,054,593
Series C 4.70%, 05/15/2028(j)		256	259,277
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (j)	EUR	400	493,675
Series 9 6.50%, 03/05/2025(j)	U.S.$	1,200	1,308,872
Banco Santander SA 6.75%, 04/25/2022(a) (j)	EUR	2,000	2,472,655
CaixaBank SA 5.875%, 10/09/2027(a) (j)		1,000	1,357,942
Citizens Financial Group, Inc. Series B 6.00%, 07/06/2023(j)	U.S.$	970	1,011,194
Credit Suisse Group AG 6.25%, 12/18/2024(a) (j)		1,404	1,541,143
6.375%, 08/21/2026(a) (j)		1,290	1,435,941
7.50%, 07/17/2023(a) (j)		1,820	1,977,363
Discover Financial Services Series D 6.125%, 06/23/2025(j)		3,470	3,894,260
Freedom Mortgage Corp. 7.625%, 05/01/2026(a)		273	283,916
8.25%, 04/15/2025(a)		215	224,406
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		331	359,642
5.71%, 01/15/2026(a)		1,232	1,389,049
Societe Generale SA 8.00%, 09/29/2025(a) (j)		2,608	3,073,673
UniCredit SpA 9.25%, 06/03/2022(a) (j)	EUR	1,554	1,973,824

			28,041,637

Brokerage – 0.3%
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(c) (d)	U.S.$	1,690	11,830
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		209	211,848
NFP Corp. 6.875%, 08/15/2028(a)		2,964	3,131,638

			3,355,316

Finance – 1.6%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)		1,229	1,273,490
Aircastle Ltd. 5.25%, 06/15/2026(a) (j)		427	431,288
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	822,765

	Principal Amount (000)		U.S. $ Value

Compass Group Diversified Holdings LLC 5.25%, 04/15/2029 (a)	U.S.$	884	$920,247
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		2,426	2,520,408
Enact Holdings, Inc. 6.50%, 08/15/2025(a)		209	230,301
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,456	1,502,641
goeasy Ltd. 4.375%, 05/01/2026(a)		981	1,008,005
HighTower Holding, LLC 6.75%, 04/15/2029(a)		2,936	2,994,630
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029(a)		125	124,715
4.75%, 09/15/2024		218	228,056
5.25%, 05/15/2027		131	135,601
ILFC E-Capital Trust II 3.91%, 12/21/2065(a)		2,000	1,710,810
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	467,844
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	216,854
Navient Corp. 4.875%, 03/15/2028		1,046	1,051,466
5.00%, 03/15/2027		264	273,758
5.625%, 08/01/2033		241	232,485
6.50%, 06/15/2022		358	373,306
OneMain Finance Corp. 6.875%, 03/15/2025		35	39,497
8.875%, 06/01/2025		200	221,634
Quicken Loans LLC 5.25%, 01/15/2028(a)		47	49,328
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	222,622
3.875%, 03/01/2031(a)		220	221,709
SLM Corp. 4.20%, 10/29/2025		228	245,051
5.125%, 04/05/2022		605	620,003
United Wholesale Mortgage LLC 5.50%, 04/15/2029(a)		269	269,167

			18,407,681

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,521,558
10.125%, 08/01/2026(a)		1,086	1,227,892
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,055	2,160,681
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a)(f)		1,600	1,745,524

	Principal Amount (000)		U.S. $ Value

AssuredPartners, Inc. 5.625%, 01/15/2029(a)	U.S.$	2,110	$2,114,303
HUB International Ltd. 7.00%, 05/01/2026(a)		292	302,764
Molina Healthcare, Inc. 3.875%, 11/15/2030(a)		220	228,983
5.375%, 11/15/2022		108	113,116

			9,414,821

Other Finance – 0.5%
Intrum AB 2.75%, 07/15/2022(a)	EUR	60	70,665
3.00%, 09/15/2027(a)		360	421,310
3.125%, 07/15/2024(a)		489	582,791
3.50%, 07/15/2026(a)		705	853,052
4.875%, 08/15/2025		683	851,115
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)	U.S.$	2,094	2,129,347

			4,908,280

REITS – 1.1%
Aedas Homes Opco Sl 4.00%, 08/15/2026	EUR	878	1,065,713
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	950	998,195
Diversified Healthcare Trust 9.75%, 06/15/2025		953	1,057,556
Hospitality Properties Trust 4.50%, 06/15/2023		223	228,258
Howard Hughes Corp. (The) 5.375%, 08/01/2028(a)		210	222,835
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		255	264,376
JBS USA Food Co. 4.25%, 02/01/2027(a)		110	110,148
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/2028(a)		1,576	1,650,354
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.50%, 09/01/2026		68	72,623
5.625%, 05/01/2024		207	224,403
5.75%, 02/01/2027		991	1,106,085
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	955,805
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	1,163	1,203,996
7.50%, 06/01/2025(a)		207	224,318

	Principal Amount (000)		U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)	U.S.$	82	$85,730
9.375%, 04/01/2027(a)		1,794	1,992,366
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 02/15/2029(a)		118	118,590
SBA Communications Corp. 3.875%, 02/15/2027		215	221,225
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	771	951,094

			12,753,670

			76,881,405

Utility – 1.3%
Electric – 1.2%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	3,523	3,355,682
5.125%, 03/15/2028(a)		528	536,782
NRG Energy, Inc. 6.625%, 01/15/2027		25	25,880
7.25%, 05/15/2026		1,754	1,822,018
PG&E Corp. 5.25%, 07/01/2030		205	207,764
Talen Energy Supply LLC 6.50%, 06/01/2025		1,787	1,184,600
7.25%, 05/15/2027(a)		387	361,505
10.50%, 01/15/2026(a)		848	618,054
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		5,124	5,151,031

			13,263,316

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,467	1,556,419

			14,819,735

Total Corporates - Non-Investment Grade (cost $559,576,633)			583,309,825

CORPORATES - INVESTMENT GRADE – 10.1%
Financial Institutions – 6.4%
Banking – 4.2%
Ally Financial, Inc. 8.00%, 11/01/2031		39	55,663
Banco Santander SA 5.179%, 11/19/2025		400	457,202
Bank of America Corp.
Series DD 6.30%, 03/10/2026(j)		3,043	3,535,696
Series Z 6.50%, 10/23/2024(j)		57	64,442
Barclays Bank PLC 6.86%, 06/15/2032(a)(j)		166	225,122

	Principal Amount (000)		U.S. $ Value

Barclays PLC 7.125%, 06/15/2025(j)	GBP	404	$638,558
7.25%, 03/15/2023(a)(j)		219	327,178
7.875%, 03/15/2022(a)(j)	U.S.$	243	253,439
BNP Paribas SA 6.75%, 03/14/2022(a)(j)		418	432,195
CIT Group, Inc. 3.929%, 06/19/2024		364	383,899
Citigroup, Inc. 3.875%, 02/18/2026(j)		517	531,316
5.95%, 01/30/2023(j)		2,689	2,830,341
Series U 5.00%, 09/12/2024(j)		105	110,055
Series V 4.70%, 01/30/2025(j)		437	450,564
Series W 4.00%, 12/10/2025(j)		413	426,858
Comerica, Inc. 5.625%, 07/01/2025(j)		2,340	2,609,084
Credit Agricole SA 8.125%, 12/23/2025(a)(j)		1,909	2,320,446
Danske Bank A/S Series E 5.875%, 04/06/2022(a)(j)	EUR	1,096	1,344,878
Fifth Third Bancorp Series L 4.50%, 09/30/2025(j)	U.S.$	235	255,051
Goldman Sachs Group, Inc. (The)
Series O 5.30%, 11/10/2026(j)		157	173,953
Series P 5.00%, 11/10/2022(j)		1,429	1,450,572
HSBC Holdings PLC 6.00%, 09/29/2023(a)(j)	EUR	1,819	2,364,518
Series E 4.75%, 07/04/2029(a)(j)		1,595	2,140,109
ING Groep NV 6.50%, 04/16/2025(j)	U.S.$	520	579,264
6.875%, 04/16/2022(a) (j)		250	260,074
JPMorgan Chase & Co. Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(j) (l)		210	210,079
Lloyds Banking Group PLC 6.413%, 10/01/2035(a)(j)		235	318,479
6.657%, 05/21/2037(a)(j)		98	136,008
7.625%, 06/27/2023(a)(j)	GBP	1,760	2,665,154
Natwest Group PLC 8.625%, 08/15/2021(j)	U.S.$	3,518	3,547,495
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(j)(l)		1,100	1,090,901

	Principal Amount (000)		U.S. $ Value

Nordea Bank Abp 6.625%, 03/26/2026(a)(j)	U.S.$	3,065	$3,521,445
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,123,390
Standard Chartered PLC 7.50%, 04/02/2022(a)(j)		1,269	1,321,757
7.75%, 04/02/2023(a)(j)		440	480,588
Swedbank AB Series NC5 5.625%, 09/17/2024(a)(j)		1,000	1,082,497
Truist Financial Corp.
Series P 4.95%, 09/01/2025(j)		2,201	2,415,851
Series Q 5.10%, 03/01/2030(j)		855	964,332
UBS Group AG 7.00%, 02/19/2025(a)(j)		2,492	2,873,030
UniCredit SpA 5.861%, 06/19/2032(a)		201	222,529
7.296%, 04/02/2034(a)		200	240,324

			47,434,336

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(j)		1,251	1,304,666

Finance – 0.5%
Aircastle Ltd. 2.85%, 01/26/2028(a)		247	248,451
4.25%, 06/15/2026		33	35,819
5.25%, 08/11/2025(a)		2,239	2,514,809
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	309,799
4.125%, 08/01/2025(a)		395	426,408
4.375%, 01/30/2024(a)		29	31,118
4.875%, 10/01/2025(a)		319	353,401
Huarong Finance 2017 Co., Ltd. 3.75%, 04/27/2022(a)		215	180,600
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	252,105
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		272	190,400
4.875%, 11/22/2026(a)		430	301,000
5.50%, 01/16/2025(a)		1,082	789,860

			5,633,770

Insurance – 1.5%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,187,473
American International Group, Inc. 6.82%, 11/15/2037		1,425	1,979,184

	Principal Amount (000)		U.S. $ Value

Centene Corp. 2.45%, 07/15/2028	U.S.$	217	$219,856
3.375%, 02/15/2030		214	223,657
4.625%, 12/15/2029		205	225,668
5.375%, 08/15/2026(a)		595	621,835
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,559	3,351,228
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,988,525
Prudential Financial, Inc. 5.20%, 03/15/2044		340	366,565
5.625%, 06/15/2043		1,082	1,164,710
Radian Group, Inc. 6.625%, 03/15/2025		110	124,291
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,951,351

			16,404,343

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	258,137

REITS – 0.1%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		118	126,520
5.00%, 10/15/2027		344	364,774
5.25%, 08/01/2026		137	141,107
Spirit Realty LP 4.45%, 09/15/2026		21	23,455
Trust Fibra Uno 4.869%, 01/15/2030(a)		605	665,984

			1,321,840

			72,357,092

Industrial – 3.7%
Basic – 0.7%
ArcelorMittal SA 4.25%, 07/16/2029		56	61,822
7.00%, 03/01/2041		362	500,303
7.25%, 10/15/2039		624	886,923
Arconic Corp. 6.00%, 05/15/2025(a)		889	946,949
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,578
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	360,363
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	462,910
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	422,935
Minsur SA 6.25%, 02/07/2024(a)		891	950,029
Nexa Resources SA 6.50%, 01/18/2028(a)		973	1,094,068

	Principal Amount (000)		U.S. $ Value

Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	U.S.$	238	$295,192
Suzano Austria GmbH 7.00%, 03/16/2047(a)		231	310,938
Vale Overseas Ltd. 3.75%, 07/08/2030		197	209,518
WestRock MWV LLC 7.95%, 02/15/2031		1,000	1,429,807

			7,933,335

Capital Goods – 0.2%
General Electric Co. Series D 3.449% (LIBOR 3 Month + 3.33%), 09/15/2021(j) (l)		1,681	1,646,089
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	139,689
5.95%, 02/01/2037		97	117,364
Textron Financial Corp. 1.891% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (l)		575	485,166

			2,388,308

Communications - Media – 0.1%
Prosus NV 4.027%, 08/03/2050(a)		331	318,616
ViacomCBS, Inc. 6.25%, 02/28/2057		200	228,766

			547,382

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	23,528
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	36,564
Lear Corp. 3.50%, 05/30/2030		3	3,226
4.25%, 05/15/2029		17	19,198
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	1,193,236

			1,275,752

Consumer Cyclical - Other – 0.6%
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	2,425,563
Owens Corning 7.00%, 12/01/2036		777	1,109,575
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		1,100	1,138,418
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	957,751
4.75%, 01/15/2028(a)		211	220,781

	Principal Amount (000)		U.S. $ Value

Toll Brothers Finance Corp. 4.875%, 03/15/2027	U.S.$	1,124	$1,276,882

			7,128,970

Consumer Cyclical - Retailers – 0.1%
QVC, Inc. 4.375%, 09/01/2028		218	222,506
4.75%, 02/15/2027		213	226,220

			448,726

Consumer Non-Cyclical – 0.4%
Dell International LLC/EMC Corp. 3.75%, 12/01/2031(a)		16	16,280
HCA, Inc. 5.375%, 02/01/2025-09/01/2026		344	392,617
5.625%, 09/01/2028		190	225,359
5.875%, 02/15/2026-02/01/2029		382	451,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 01/15/2030(a)		197	218,178
6.50%, 04/15/2029(a)		195	219,619
7.00%, 01/15/2026(a)		200	212,018
Kraft Heinz Foods Co. 4.25%, 03/01/2031		1,779	2,024,736
4.375%, 06/01/2046		210	237,996
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		208	221,838

			4,220,179

Energy – 0.5%
Cenovus Energy, Inc. 6.75%, 11/15/2039		67	90,859
Continental Resources, Inc./OK 3.80%, 06/01/2024		55	58,163
5.75%, 01/15/2031(a)		970	1,162,022
Ecopetrol SA 5.875%, 05/28/2045		117	124,854
6.875%, 04/29/2030		1,035	1,245,374
Enable Midstream Partners LP 4.40%, 03/15/2027		1,466	1,620,823
4.95%, 05/15/2028		239	273,702
Energy Transfer LP 3.90%, 07/15/2026		32	34,961
4.75%, 01/15/2026		25	28,143
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		202	211,342
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	437,727
Ovintiv, Inc. 6.50%, 08/15/2034		199	262,003

			5,549,973

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)	U.S.$	1,580	$1,720,620
Fluor Corp. 3.50%, 12/15/2024		228	240,612
4.25%, 09/15/2028		202	205,235

			2,166,467

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		176	204,739
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	6,745

			211,484

Technology – 0.3%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		681	711,401
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 8.35%, 07/15/2046		524	857,289
MSCI, Inc. 3.625%, 09/01/2030-11/01/2031(a)		288	295,902
3.875%, 02/15/2031(a)		126	130,648
Nokia Oyj 6.625%, 05/15/2039		527	687,055
Qorvo, Inc. 3.375%, 04/01/2031(a)		219	227,955
4.375%, 10/15/2029		206	224,681
Western Digital Corp. 4.75%, 02/15/2026		323	358,957

			3,493,888

Transportation - Airlines – 0.5%
American Airlines Pass Through Trust 4.95%, 01/15/2023		232	232,571
Delta Air Lines, Inc. 2.90%, 10/28/2024		230	234,096
3.80%, 04/19/2023		162	168,083
7.00%, 05/01/2025(a)		1,091	1,273,049
7.375%, 01/15/2026		198	232,385
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	796,998
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,735,109

			5,672,291

			41,036,755

Total Corporates - Investment Grade (cost $97,865,838)			113,393,847

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.8%
Risk Share Floating Rate – 6.5%
Bellemeade Re Ltd. Series 2018-3A, Class M2 2.842% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (l)	U.S.$	915	$921,851
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (l)		1,555	1,554,999
Series 2019-4A, Class M2 2.942% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (l)		475	476,255
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.442% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (l)		441	457,378
Series 2019-R05, Class 1M2 2.092% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (l)		188	189,134
Series 2020-SBT1, Class 1M2 3.742% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		1,062	1,096,231
Series 2020-SBT1, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		182	188,359
Eagle RE Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (l)		2,764	2,781,720
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class M2 2.392% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (l)		2,257	2,277,493
Series 2019-DNA1, Class M2 2.742% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (l)		409	414,893
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (l)		444	448,229
Series 2020-HQA2, Class M2 3.192% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (l)		99	100,034
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(l)		1,076	1,105,413
Series 2014-DN3, Class M3 4.092% (LIBOR 1 Month + 4.00%), 08/25/2024(l)		81	82,499
Series 2014-HQ1, Class M3 4.192% (LIBOR 1 Month + 4.10%), 08/25/2024(l)		299	301,882

	Principal Amount (000)		U.S. $ Value

Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024(1)	U.S.$	2,613	$2,672,253
Series 2014-HQ3, Class M3 4.842% (LIBOR 1 Month + 4.75%), 10/25/2024(1)		574	578,248
Series 2015-DN1, Class B 11.592% (LIBOR 1 Month + 11.50%), 01/25/2025(1)		2,016	1,983,613
Series 2015-DNA1, Class B 9.292% (LIBOR 1 Month + 9.20%), 10/25/2027(1)		593	681,953
Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(1)		134	135,593
Series 2015-DNA2, Class B 7.642% (LIBOR 1 Month + 7.55%), 12/25/2027(1)		1,449	1,572,327
Series 2015-DNA3, Class B 9.442% (LIBOR 1 Month + 9.35%), 04/25/2028(1)		1,017	1,192,925
Series 2015-DNA3, Class M3 4.792% (LIBOR 1 Month + 4.70%), 04/25/2028(1)		465	480,790
Series 2015-HQ1, Class B 10.842% (LIBOR 1 Month + 10.75%), 03/25/2025(1)		2,982	2,971,098
Series 2015-HQA1, Class B 8.892% (LIBOR 1 Month + 8.80%), 03/25/2028(1)		1,003	1,093,018
Series 2016-DNA2, Class B 10.592% (LIBOR 1 Month + 10.50%), 10/25/2028(1)		854	994,588
Series 2016-DNA3, Class B 11.342% (LIBOR 1 Month + 11.25%), 12/25/2028(1)		2,756	3,231,206
Series 2016-DNA3, Class M3 5.092% (LIBOR 1 Month + 5.00%), 12/25/2028(1)		871	910,033
Series 2016-DNA4, Class B 8.692% (LIBOR 1 Month + 8.60%), 03/25/2029(1)		393	409,921
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(1)		1,615	1,672,093
Series 2016-HQA2, Class B 11.592% (LIBOR 1 Month + 11.50%), 11/25/2028(1)		421	489,776
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(1)		927	970,795
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(1)		951	990,631

	Principal Amount (000)		U.S. $ Value

Series 2017-DNA1, Class B1 5.042% (LIBOR 1 Month + 4.95%), 07/25/2029(1)	U.S.$	310	$331,080
Series 2017-DNA2, Class B1 5.242% (LIBOR 1 Month + 5.15%), 10/25/2029(1)		978	1,059,111
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(1)		1,374	1,435,443
Series 2017-DNA3, Class B1 4.542% (LIBOR 1 Month + 4.45%), 03/25/2030(1)		615	646,254
Series 2017-HQA1, Class M2 3.642% (LIBOR 1 Month + 3.55%), 08/25/2029(1)		1,782	1,843,905
Series 2018-HQA1, Class M2 2.392% (LIBOR 1 Month + 2.30%), 09/25/2030(1)		375	380,638
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.492% (LIBOR 1 Month + 4.40%), 01/25/2024(1)		1,099	1,136,057
Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(1)		1,684	1,740,704
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(1)		58	58,680
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(1)		296	302,200
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(1)		884	909,194
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(1)		1,516	1,605,795
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(1)		462	488,724
Series 2016-C01, Class 1B 11.842% (LIBOR 1 Month + 11.75%), 08/25/2028(1)		676	819,347
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(1)		1,727	1,848,344
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(1)		290	307,025
Series 2016-C02, Class 1B 12.342% (LIBOR 1 Month + 12.25%), 09/25/2028(1)		448	556,846

	Principal Amount (000)		U.S. $ Value

Series 2016-C02, Class 1 M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(1)	U.S.$	1,076	$1,136,074
Series 2016-C03, Class 1B 11.842% (LIBOR 1 Month + 11.75%), 10/25/2028(1)		372	451,986
Series 2016-C03, Class 2B 12.842% (LIBOR 1 Month + 12.75%), 10/25/2028(1)		631	769,675
Series 2016-C03, Class 2M2 5.992% (LIBOR 1 Month + 5.90%), 10/25/2028(1)		2,190	2,313,312
Series 2016-C04, Class 1B 10.342% (LIBOR 1 Month + 10.25%), 01/25/2029(1)		1,481	1,726,802
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(1)		1,818	2,145,912
Series 2016-C06, Class 1B 9.342% (LIBOR 1 Month + 9.25%), 04/25/2029(1)		1,279	1,430,704
Series 2016-C07, Class 2B 9.592% (LIBOR 1 Month + 9.50%), 05/25/2029(1)		1,557	1,770,743
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(1)		151	158,096
Series 2017-C01, Class 1B1 5.842% (LIBOR 1 Month + 5.75%), 07/25/2029(1)		460	507,599
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(1)		925	960,583
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(1)		1,033	1,070,893
Series 2017-C03, Class 1B1 4.942% (LIBOR 1 Month + 4.85%), 10/25/2029(1)		312	332,177
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(1)		161	165,978
Series 2017-C05, Class 1B1 3.692% (LIBOR 1 Month + 3.60%), 01/25/2030(1)		319	333,559
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(1)		25	25,986
Series 2018-C01, Class 1B1 3.642% (LIBOR 1 Month + 3.55%), 07/25/2030(1)		1,102	1,129,366
Series 2018-C04, Class 2M2 2.642% (LIBOR 1 Month + 2.55%), 12/25/2030(1)		357	363,362

	Principal Amount (000)		U.S. $ Value

Home Re Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (1)	U.S.$	988	$998,924
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.592% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (1)		667	630,016
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.992% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (1)		2,683	2,683,341
Radnor Re Ltd. Series 2018-1, Class M2 2.792% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (1)		150	151,515
STACR Trust Series 2018-DNA3, Class M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (1)		353	357,166
Triangle Re Ltd. Series 2020-1, Class M2 5.692% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (1)		480	497,396
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.592% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (l)		238	235,848

			73,243,591

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		597	465,318
Series 2006-42, Class 1A6 6.00%, 01/25/2047		534	422,088
Series 2006-HY12, Class A5 3.063%, 08/25/2036		743	743,933
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		705	640,820
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		594	467,881
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.156%, 05/25/2047		114	113,379
Series 2007-4, Class 22A1 3.341%, 06/25/2047		470	470,271
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		428	231,839
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.041%, 09/25/2047		135	129,150

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.192%, 03/25/2037	U.S.$	77	$77,257
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		610	612,444
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		233	148,230
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		283	276,072
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		144	104,057
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.475%, 10/25/2036		1,322	533,180
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.873%, 12/28/2037		464	462,663

			5,898,582

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 0.692% (LIBOR 1 Month + 0.60%), 04/25/2037(1)		2,193	701,377
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.709% (4.80% - LIBOR 1 Month), 09/25/2035(1) (m)		44	545
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.692% (LIBOR 1 Month + 0.60%), 08/25/2037(1)		345	150,964
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.342% (LIBOR 1 Month + 0.25%), 04/25/2037(1)		253	66,540
Series 2007-FA2, Class 1A6 5.459% (5.55% - LIBOR 1 Month), 04/25/2037(1) (m)		85	15,334
Lehman XS Trust Series 2007-10H, Class 2AIO 6.908% (7.00% - LIBOR 1 Month), 07/25/2037(1) (m)		190	35,734
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.459% (6.55% - LIBOR 1 Month), 12/25/2036(1) (m)		2,406	422,411

	Principal Amount (000)		U.S. $ Value

Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.452% (LIBOR 1 Month + 0.36%), 01/25/2037(l)	U.S.$	6,613	$3,494,619

			4,887,524

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(n)		14,116	3,035,120
Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(n)		6,527	1,357,098

			4,392,218

Total Collateralized Mortgage Obligations (cost $85,751,246)			88,421,915

EMERGING MARKETS - SOVEREIGNS – 7.7%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	854,727
8.25%, 05/09/2028(a)		400	416,950
9.125%, 11/26/2049(a)		399	408,676
9.375%, 05/08/2048(a)		222	231,893
9.50%, 11/12/2025(a)		2,318	2,542,266

			4,454,512

Argentina – 0.7%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		24,306	8,057,383
1.00%, 07/09/2029		1,218	460,977

			8,518,360

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	1,137,405
5.625%, 09/30/2031(a)		1,193	1,204,781
6.75%, 09/20/2029(a)		528	578,919
7.00%, 10/12/2028(a)		1,253	1,406,492
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		1,116	1,216,998

			5,544,595

Dominican Republic – 0.7%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		149	163,881
5.95%, 01/25/2027(a)		385	433,125
8.625%, 04/20/2027(a)		5,719	7,021,145

			7,618,151

	Principal Amount (000)		U.S. $ Value

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)	U.S.$	371	$204,874
0.50%, 07/31/2030-07/31/2040(a)		2,290	1,757,485

			1,962,359

Egypt – 1.0%
Egypt Government International Bond 6.125%, 01/31/2022(a)		3,559	3,630,847
6.20%, 03/01/2024(a)		2,290	2,455,739
7.625%, 05/29/2032(a)		1,075	1,136,342
8.50%, 01/31/2047(a)		1,378	1,435,101
8.70%, 03/01/2049(a)		998	1,052,765
8.875%, 05/29/2050(a)		1,096	1,180,803

			10,891,597

El Salvador – 0.3%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		160	147,600
7.125%, 01/20/2050(a)		2,402	2,047,705
7.625%, 09/21/2034(a)		762	687,705
7.75%, 01/24/2023(a)		339	334,762

			3,217,772

Gabon – 0.3%
Gabon Government International Bond 6.375%, 12/12/2024(a)		789	838,129
6.625%, 02/06/2031(a)		2,986	2,996,824

			3,834,953

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		2,087	2,094,565
8.627%, 06/16/2049(a)		215	206,642
8.95%, 03/26/2051(a)		858	847,704
10.75%, 10/14/2030(a)		780	983,678

			4,132,589

Ivory Coast – 0.6%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,223	1,446,366
5.125%, 06/15/2025(a)		168	222,028
5.875%, 10/17/2031(a)		1,880	2,397,515
6.125%, 06/15/2033(a)	U.S.$	752	793,736
6.375%, 03/03/2028(a)		966	1,061,875
6.625%, 03/22/2048(a)	EUR	331	412,181

			6,333,701

	Principal Amount (000)		U.S. $ Value

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)	U.S.$	2,014	$2,212,631

Nigeria – 0.7%
Nigeria Government International Bond 6.375%, 07/12/2023(a)		740	791,708
6.50%, 11/28/2027(a)		388	410,625
7.625%, 11/21/2025-11/28/2047(a)		4,965	5,337,494
7.696%, 02/23/2038(a)		810	829,896
7.875%, 02/16/2032(a)		489	524,850

			7,894,573

Oman – 0.6%
Oman Government International Bond 4.125%, 01/17/2023(a)		3,321	3,416,064
4.75%, 06/15/2026(a)		550	569,353
4.875%, 02/01/2025(a)		741	776,105
6.00%, 08/01/2029(a)		210	223,558
6.25%, 01/25/2031(a)		1,404	1,501,841

			6,486,921

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	623,317
6.75%, 03/13/2048(a)		3,345	3,368,624

			3,991,941

South Africa – 0.0%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		200	204,788

Ukraine – 0.7%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		1,886	1,961,204
7.375%, 09/25/2032(a)		1,400	1,469,388
7.75%, 09/01/2022-09/01/2024(a)		4,622	4,957,495

			8,388,087

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(c) (i)		7,978	797,800
9.25%, 05/07/2028(a) (c) (i)		300	30,375

			828,175

Total Emerging Markets - Sovereigns (cost $89,724,487)			86,515,705

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 5.0%
Industrial – 4.6%
Capital Goods – 0.6%
ACProducts Holdings, Inc. 4.417% (LIBOR 3 Month + 4.25%), 05/17/2028(o)	U.S.$	1,977	$1,965,711
Apex Tool Group, LLC 6.50% (LIBOR 1 Month + 5.25%), 08/01/2024(o)		2,189	2,195,555
Granite US Holdings Corporation 4.147% (LIBOR 3 Month + 4.00%), 09/30/2026(b) (o)		1,531	1,534,915
TransDigm, Inc. 2.354% (LIBOR 1 Month + 2.25%), 12/09/2025(o)		347	342,086
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.604% (LIBOR 1 Month + 2.50%), 10/23/2025(b) (o)		110	108,573

			6,146,840

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 6.00% (LIBOR 3 Month + 5.25%), 10/28/2027(o)		1,741	1,758,976
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR 3 Month + 3.50%), 08/21/2026(o)		319	311,224
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.104% (LIBOR 1 Month + 3.00%), 05/01/2026(o)		394	390,308

			2,460,508

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 5.75% (LIBOR 1 Month + 5.00%), 04/27/2027(o)		1,812	1,822,894
Intrado Corporation 5.00% (LIBOR 3 Month + 4.00%), 10/10/2024(o)		974	952,506
Proofpoint, Inc. 06/08/2029(b) (p)		2,480	2,501,700
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(o)		2,159	2,162,707

			7,439,807

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.354% (LIBOR 1 Month + 3.25%), 04/30/2026(o)		463	458,780

	Principal Amount (000)		U.S. $ Value

Navistar, Inc. 3.60% (LIBOR 1 Month + 3.50%), 11/06/2024(o)	U.S.$	343	$343,252

			802,032

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(b) (o)		947	939,585

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.854% (LIBOR 1 Month + 2.75%), 12/23/2024(o)		1,380	1,367,465
Flutter Entertainment PLC 3.647% (LIBOR 3 Month + 3.50%), 07/10/2025(o)		125	125,307
Golden Nugget Online Gaming, Inc. 13.00% (LIBOR 3 Month + 12.00%), 10/04/2023(b) (o)		22	24,303
Scientific Games International, Inc. 2.854% (LIBOR 1 Month + 2.75%), 08/14/2024(o)		856	849,239

			2,366,314

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(o)		842	839,810
Whatabrands LLC 2.832% (LIBOR 1 Month + 2.75%), 07/31/2026(o)		366	364,187

			1,203,997

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 5.00% (LIBOR 3 Month + 4.25%), 03/06/2028(o)		484	485,292
PetSmart LLC 4.50% (LIBOR 3 Month + 3.75%), 02/11/2028(o)		2,230	2,230,557

			2,715,849

Consumer Non-Cyclical – 1.0%
Aldevron, L.L.C. 4.25% (LIBOR 1 Month + 3.25%), 10/12/2026(o)		808	807,383
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.854% (LIBOR 1 Month + 7.75%), 09/26/2025(o)		817	816,823

	Principal Amount (000)		U.S. $ Value

Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 07/05/2023(o)	U.S.$	1,024	$1,015,888
Global Medical Response, Inc. (fka Air Medical) 5.25% (LIBOR 3 Month + 4.25%), 03/14/2025(o)		903	904,510
Kronos Acquisition Holdings, Inc. 4.25% (LIBOR 3 Month + 3.75%), 12/22/2026(o)		786	779,824
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 11/16/2025(o)		793	790,353
Mallinckrodt International Finance S.A. 6.00% (LIBOR 3 Month + 5.25%), 09/24/2024(o)		871	843,839
Gainwell Acquisition Corp. 4.75% (LIBOR 3 Month + 4.00%), 10/01/2027(o)		1,234	1,236,576
Padagis 06/29/2028(b) (p)		500	496,875
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(o)		1,543	1,547,985
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.25% (LIBOR 1 Month + 5.50%), 12/15/2027(o)		1,975	1,980,364

			11,220,420

Energy – 0.3%
CITGO Petroleum Corporation 7.25% (LIBOR 3 Month + 6.25%), 03/28/2024(o)		517	519,237
Enviva Holdings, LP 6.50% (LIBOR 3 Month + 5.50%), 02/17/2026(b) (o)		2,475	2,487,443

			3,006,680

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(o)		221	219,318
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(o)		71	71,144
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(o)		635	635,180
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(o)		77	77,123
3.750% (LIBOR 1 Month + 2.75%), 08/01/2024(o)		117	116,890

	Principal Amount (000)		U.S. $ Value

Dealer Tire, LLC 4.354% (LIBOR 1 Month + 4.25%), 12/12/2025(o)	U.S.$	187	$186,922
4.355% (LIBOR 1 Month + 4.25%), 12/12/2025(o)		108	108,430
FCG Acquisitions, Inc. 7.25% (LIBOR 3 Month + 6.75%), 03/30/2029(b) (o)		640	646,400
Rockwood Service Corporation 4.104% (LIBOR 1 Month + 4.00%), 01/23/2027(o)		85	85,282
RS IVY Holdco ,Inc. 6.50% (LIBOR 1 Month + 5.50%), 12/23/2027(b) (o)		1,383	1,383,050

			3,529,739

Services – 0.2%
Amentum Government Services Holdings LLC 3.604% (LIBOR 1 Month + 3.50%), 01/29/2027(o)		317	315,770
Parexel International Corporation 2.854% (LIBOR 1 Month + 2.75%), 09/27/2024(o)		225	223,461
Sabre GLBL, Inc. 4.75% (LIBOR 1 Month + 4.00%), 12/17/2027(o)		617	619,985
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(o)		733	709,881
Verscend Holding Corp. 4.104% (LIBOR 1 Month + 4.00%), 08/27/2025(o)		755	756,631

			2,625,728

Technology – 0.6%
athenahealth, Inc. 4.41% (LIBOR 3 Month + 4.25%), 02/11/2026(o)		2,011	2,015,159
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.854% (LIBOR 1 Month + 3.75%), 10/02/2025(o)		1,510	1,500,669
Endurance International Group Holdings, Inc. 4.25% (LIBOR 3 Month + 3.50%), 02/10/2028(o)		1,994	1,982,944
Peraton Corp. 4.50% (LIBOR 1 Month + 3.75%), 02/01/2028(o)		638	639,728
Presidio Holdings, Inc. 3.61% (LIBOR 1 Month + 3.50%), 01/22/2027(o)		21	21,445
3.690% (LIBOR 3 Month + 3.50%), 01/22/2027(o)		373	371,712

	Principal Amount (000)		U.S. $ Value

Veritas US Inc. 6.00% (LIBOR 3 Month + 5.00%), 09/01/2025(o)	U.S.$	585	$587,641

			7,119,298

			51,576,797

Financial Institutions – 0.2%
Insurance – 0.2%
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 1 Month + 8.00%), 03/26/2029(b) (o)	CAD	1,214	984,245
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.854% (LIBOR 1 Month + 3.75%), 09/03/2026(o)	U.S.$	1,384	1,380,931

			2,365,176

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(o)		1,610	1,568,000
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(o)		313	304,832

			1,872,832

Total Bank Loans (cost $55,223,911)			55,814,805

EMERGING MARKETS - CORPORATE BONDS – 4.3%
Industrial – 3.8%
Basic – 1.4%
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		1,010	1,070,158
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,397,358
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		949	965,933
CSN Inova Ventures 6.75%, 01/28/2028(a)		305	335,805
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		1,503	1,629,797
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,215	1,322,743
7.25%, 04/01/2023(a)		4,236	4,310,130
7.50%, 04/01/2025(a)		261	270,461

	Principal Amount (000)		U.S. $ Value

Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)	U.S.$	1,681	$1,781,860
OCP SA 3.75%, 06/23/2031(a)		403	407,534
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	2,304,247
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		207	203,895

			15,999,921

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(a) (j)		505	520,301
7.375%, 06/05/2027(a)		424	477,021
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	974,815
6.95%, 01/17/2028(a)		724	827,275
Klabin Austria GmbH 7.00%, 04/03/2049(a)		846	1,077,024
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(g)		2,661	26,613

			3,903,049

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	496,272
VTR Finance NV 6.375%, 07/15/2028(a)		322	342,413

			838,685

Communications - Telecommunications – 0.4%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		223	237,648
7.50%, 10/15/2026(a)		395	414,769
Digicel Group Holdings Ltd. 7.00%, 07/16/2021(f) (g) (j)		88	68,221
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (f)		146	123,248
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		1,921	1,874,524
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	684,668
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	441,275
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		615	646,287

			4,490,640

Consumer Cyclical - Other – 0.6%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		228	239,942

	Principal Amount (000)		U.S. $ Value

5.625%, 07/17/2027(a)	U.S.$	965	$1,009,400
5.75%, 07/21/2028(a)		212	224,045
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		200	204,823
5.25%, 06/18/2025(a)		222	230,614
5.375%, 05/15/2024(a)		398	408,479
5.875%, 05/15/2026(a)		414	433,225
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		609	614,469
6.00%, 07/15/2025(a)		448	469,924
6.50%, 01/15/2028(a)		423	452,610
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	290,165
5.50%, 01/15/2026-10/01/2027(a)		1,481	1,544,386
5.625%, 08/26/2028(a)		717	749,398

			6,871,480

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (e) (f) (g)		1,068	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (e) (f) (g)		609	0

			0

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		1,040	1,144,293
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (c) (e) (f) (g) (i)		618	6,243
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	354,890
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (c) (i)		670	207,362
Virgolino de Oliveira Finance SA
10.50%, 01/28/2018(c) (d) (g)		4,090	40,798
10.875%, 01/13/2020(c) (d) (g)		480	60,000
11.75%, 02/09/2022(c) (g) (i)		1,620	8,080

			1,821,666

Energy – 0.8%
Cosan SA 5.50%, 09/20/2029(a)		461	495,229
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		403	435,744
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	541,596
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		1,197	1,332,265

	Principal Amount (000)		U.S. $ Value

Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)	U.S.$	503	$527,301
MV24 Capital BV 6.748%, 06/01/2034(a)		518	573,953
Peru LNG Srl 5.375%, 03/22/2030(a)		2,064	1,771,170
Petrobras Global Finance BV 5.60%, 01/03/2031		1,584	1,774,201
8.75%, 05/23/2026		235	301,578
SEPLAT Petroleum Development Co. PLC 7.75%, 04/01/2026(a)		581	606,964
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		239	242,545

			8,602,546

Services – 0.0%
StoneCo Ltd. 3.95%, 06/16/2028(a)		309	308,979

			42,836,966

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)		495	524,545
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,217,014
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		299	300,420
7.25%, 05/03/2023(a)		1,120	1,160,460
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		203	231,647
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		118	121,554

			4,555,640

Financial Institutions – 0.1%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	589,463

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a) (f)		256	256,696

Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a) (1)		53	53,097
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)		400	424,293

			477,390

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (f)	U.S.$	182	$20,239
5.25%, 12/27/2033(a) (f)		575	63,818
7.125%, 12/26/2046(a) (f)		1,509	167,515

			251,572

			1,575,121

Total Emerging Markets - Corporate Bonds (cost $54,847,035)			48,967,727

GOVERNMENTS - TREASURIES – 3.8%
United States – 3.8%
U.S. Treasury Bonds 2.75%, 11/15/2042(q)		2,154	2,426,279
5.00%, 05/15/2037(q)		1,824	2,659,620
5.25%, 02/15/2029(r)		1,320	1,701,563
6.125%, 11/15/2027(s)		1,000	1,309,844
U.S. Treasury Notes 2.25%, 02/15/2027(r) (s)		18,950	20,264,656
2.875%, 08/15/2028(r)		12,787	14,229,533

Total Governments - Treasuries (cost $37,784,599)			42,591,495

	Shares

COMMON STOCKS – 1.7%
Energy – 0.6%
Energy Equipment & Services – 0.0%
Vantage Drilling International(c)		18,414	55,242

Oil, Gas & Consumable Fuels – 0.6%
Berry Corp.		133,464	896,878
Bonanza Creek Energy, Inc.		3,393	159,709
CHC Group LLC(c) (t)		420,181	14,286
Denbury, Inc.(c)		13,059	1,002,670
Diamond Offshore Drilling, Inc.(b) (c) (e)		111,326	574,264
Diamond Offshore Drilling, Inc.(b) (c) (e) (g)		23,444	120,934
Golden Energy Offshore Services AS(c)		916,212	90,449
Gulfport Energy Operating Corp.(c)		44,037	2,849,194
K201640219 South Africa Ltd. A Shares(b) (c) (e)		12,695,187	13
K201640219 South Africa Ltd. B Shares(b) (c) (e)		2,009,762	2
Paragon Offshore Ltd. - Class A(b) (c)		11,814	1,181
Paragon Offshore Ltd. - Class B(b) (c)		17,721	177,210

Company	Shares	U.S. $ Value

SandRidge Energy, Inc.(c)	243	$1,526
Whiting Petroleum Corp.(c)	15,070	822,068

		6,710,384

		6,765,626

Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd.(b) (e)	3,082	2,881,860
Mt. Logan Re Ltd. (Preference Shares)(b) (e)	700	717,609

		3,599,469

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc.(b) (c) (e)	164,865	3,091,218

Consumer Discretionary – 0.2%
Auto Components – 0.2%
ATD New Holdings, Inc.(b) (c)	20,185	1,079,897
Ep Energy Corp.(b) (c) (e)	6,941	138,820
Exide Corp.(b) (e)	643	1,269,925

		2,488,642

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	1,674	173,678
Carlson Travel, Inc.(b)	138	0

		173,678

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(c)	38,543	2,332

		2,664,652

Information Technology – 0.2%
IT Services – 0.1%
Ag Tracker(b) (e)	101,491	0
Paysafe Ltd.(c)	128,508	1,556,232

		1,556,232

Software – 0.1%
Avaya Holdings Corp.(c)	18,153	488,316
Monitronics International, Inc.(c)	35,682	322,922

		811,238

		2,367,470

Communication Services – 0.1%
Media – 0.1%
iHeartMedia, Inc.- Class A(c)	25,545	687,927

Company	Shares		U.S. $ Value

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (c) (e)		3	$0

Construction & Engineering – 0.0%
Willscot Corp.		18,809	524,207

			524,207

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (c) (e)		838,296	1
Neenah Enterprises, Inc.(b) (c) (e)		58,200	0

			1

Total Common Stocks (cost $30,551,162)			19,700,570

	Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (l)	U.S.$	2,358	2,360,275
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class E 8.078% (LIBOR 3 Month + 7.89%), 01/20/2032(a) (l)		359	359,714
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 6.386% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (l)		250	244,587
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.49% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (l)		417	415,839
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (l)		3,000	3,006,009
Dryden CLO Ltd.
Series 2018-57A, Class E 5.356% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (l)		275	262,003
Series 2020-78A, Class D 3.19% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (l)		1,329	1,331,952
Elevation CLO Ltd.
Series 2020-11A, Class C 2.384% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (l)		648	631,006
Series 2020-11A, Class D1 4.034% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (l)		1,006	1,001,761

	Principal Amount (000)		U.S. $ Value

Elmwood CLO Ltd. Series 2021-2A, Class E 6.09% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (l)	U.S.$	250	$249,975
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.29% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (l)		402	405,304
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.116% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (l)		350	350,579
Flat Series 2021-1A, Class E 6.151% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (b) (l)		400	400,000
Madison Park Funding LI Ltd Series 2021-51A, Class E 6.42% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (l)		250	249,445
Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.926% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (l)		585	585,483
Kayne CLO 10 Ltd. Series 2021-10A, Class E 6.05% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (l)		750	733,351
Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.416% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (l)		355	355,091
OCP CLO Ltd. Series 2021-21A, Class E 6.46% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (l)		250	248,699
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.276% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (l)		1,701	1,687,403
OZLM XXII Ltd. Series 2018-22A, Class D 5.49% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (l)		349	319,929
Palmer Square CLO Ltd. Series 2021-1A, Class D 6.169% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (l)		1,202	1,199,525
Rockford Tower CLO Ltd. Series 2021-2A, Class E 6.54% (LIBOR 3 Month + 6.40%), 07/20/2034(l)		250	245,625

	Principal Amount (000)		U.S. $ Value

Rockt Series 2019-1A, Class ER 6.508% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (l)	U.S.$	250	$243,117
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 6.50% (LIBOR 3 Month + 6.50%), 04/20/2034(a) (l)		1,238	1,212,208
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.228% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (l)		485	483,653
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (l)		1,050	1,046,399

Total Collateralized Loan Obligations (cost $19,723,839)			19,628,932

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		469	522,290
8.375%, 11/07/2028(a)		1,346	1,574,652

			2,096,942

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	246,512

Mexico – 1.1%
Petroleos Mexicanos 5.95%, 01/28/2031		3,986	3,857,451
6.49%, 01/23/2027		507	533,618
6.50%, 01/23/2029		318	329,130
6.75%, 09/21/2047		2,937	2,577,217
6.84%, 01/23/2030		1,226	1,261,861
6.95%, 01/28/2060		1,024	904,960
7.69%, 01/23/2050		2,469	2,367,154

			11,831,391

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		562	624,101
7.125%, 02/11/2025(a)		437	461,253

			1,085,354

Total Quasi-Sovereigns (cost $13,329,169)			15,260,199

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 1.505%, 04/10/2046(n)	U.S.$	1,290	$23,782
Series 2013-GC17, Class D 5.26%, 11/10/2046(a)		902	829,593
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	23,640
Series 2012-CR3, Class XA 1.997%, 10/15/2045(n)		7,034	103,748
Series 2012-CR5, Class XA 1.651%, 12/10/2045(n)		1,674	29,300
Series 2013-LC6, Class D 4.453%, 01/10/2046(a)		3,916	3,870,288
Series 2014-CR15, Class XA 0.864%, 02/10/2047(n)		1,342	23,190
Series 2014-CR20, Class XA 1.154%, 11/10/2047(n)		9,100	254,668
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.629%, 02/10/2046(n)		729	13,876
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.752%, 11/15/2045(a) (n)		5,532	65,644
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.742%, 12/10/2045(a) (n)		745	10,303
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 5.266%, 06/15/2044(a)		1,022	915,867
Series 2012-C7, Class XA 1.451%, 06/15/2045(a) (n)		1,247	6,637
Series 2012-C8, Class E 5.046%, 08/15/2045(a)		3,766	3,086,664
Series 2012-C10, Class XA 1.662%, 12/15/2045(a) (n)		2,896	52,596
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,659,501

			10,969,297

Non - Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.823% (LIBOR 1 Month + 4.75%), 05/15/2036 (a) (l)		301	195,193

Total Commercial Mortgage-Backed Securities (cost $11,777,705)			11,164,490

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.3%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 10.487%, 06/15/2043(g)	U.S.$	84	$82,518
Series 2019-24, Class PT 9.98%, 08/15/2044(g)		223	223,468
Series 2019-36, Class PT 12.379%, 10/17/2044(g)		330	332,977
Series 2019-43, Class PT 5.244%, 11/15/2044(g)		160	158,521
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT 7.24%, 06/15/2043(g)		76	76,025
Series 2018-4, Class PT 12.13%, 05/15/2043(g)		69	68,699
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.209%, 03/16/2043(g)		15	14,869
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		992	1,002,297
SoFi Consumer Loan Program LLC
Series 2016-1, Class R Zero Coupon, 08/25/2025(b) (e) (g)		384	183,339
Series 2017-3, Class R Zero Coupon, 05/25/2026(b) (e) (g)		10	431,760
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(b) (e) (g)		12	249,780
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(b) (e) (g)		16	465,802

			3,290,055

Autos - Fixed Rate – 0.3%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024 (a)		1,050	1,074,188
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026 (a)		1,050	1,109,835
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027 (a)		770	814,080

			2,998,103

Home Equity Loans - Fixed Rate – 0.2%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 6.22%, 09/25/2036		571	256,235
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		421	424,351

	Principal Amount (000)			U.S. $ Value

GSAA Home Equity Trust
Series 2005-12, Class AF5 6.159%, 09/25/2035		U.S.$	790	$674,822
Series 2006-10, Class AF3 5.985%, 06/25/2036			959	399,560
Series 2006-6, Class AF4 6.621%, 03/25/2036			1,337	564,615
Series 2006-6, Class AF5 6.741%, 03/25/2036			495	209,277

				2,528,860

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.493%, 05/25/2037			64	65,508

Total Asset-Backed Securities (cost $12,677,952)				8,882,526

	Shares

PREFERRED STOCKS – 0.4%
Industrial – 0.3%
Energy – 0.2%
Gulfport Energy Corp. 0.00%(b)			6	27,500
Gulfport Energy Operating Corp. 10.00% (10.00% Cash or 15.00% PIK)(b) (f) (h) (j)			130	595,833
Targa Resources Corp. Series A 9.50%			2,000	2,150,503

				2,773,836

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%			35,175	1,086,556

				3,860,392

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%			42,175	1,123,964

Total Preferred Stocks (cost $4,270,718)				4,984,356

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California
Series 2010 7.60%, 11/01/2040	U.S.$		750	1,309,828

	Principal Amount (000)		U.S. $ Value

State of Illinois Series 2010 7.35%, 07/01/2035	U.S.$	1,915	$2,473,871

Total Local Governments - US Municipal Bonds (cost $2,678,708)			3,783,699

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	336,489
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	343,785
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		6,642,880	1,927,904

Total Inflation-Linked Securities (cost $2,835,676)			2,608,178

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,258	1,191,798
Mexico – 0.1%
Mexico Government International Bond
4.75%, 04/27/2032		534	611,363
5.00%, 04/27/2051		461	524,186

			1,135,549

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (c) (e) (j)	EUR	620	0

Total Governments - Sovereign Bonds (cost $3,042,560)			2,327,347

	Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(c)		53,489	345,004
Encore Automotive Acceptance, expiring 07/05/2031(b) (c) (e)		8	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (c) (e)		10,974	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(c)		47,161	896
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(c)		19,860	343
Willscot Corp., expiring 11/29/2022(b) (c) (e)		29,123	376,252

Total Warrants (cost $385,301)			722,495

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (c) (cost $0)		10,721	12,619

Company	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(u) (v) (w) (cost $29,277,145)		29,277,145		$29,277,145

	Principal Amount (000)

Time Deposits – 0.2%
Bank of Montreal, London 0.01%, 07/01/2021	U.S.$	2,270		2,270,213
BBH Grand Cayman (0.78)%, 07/01/2021	EUR	23		27,836
(0.60)%, 07/01/2021	NZD	0	**	132
(0.44)%, 07/01/2021	AUD	6		4,851
3.65%, 07/01/2021	ZAR	450		31,527
Citibank, London 0.00%, 07/01/2021	GBP	45		61,855
Royal Bank of Canada, Toronto 0.01%, 07/02/2021	CAD	119		95,978

Total Time Deposits (cost $2,492,392)				2,492,392

Total Short-Term Investments (cost $31,769,537)				31,769,537

Total Investments - 101.0% (cost $1,113,816,076)(x)				1,139,860,267
Other assets less liabilities – (1.0)%				(11,689,268)

Net Assets – 100.0%				$1,128,170,999

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	109	September 2021	$16,045,141	$281,016
U.S. Long Bond (CBT) Futures	60	September 2021	9,645,000	223,367
U.S. T-Note 10 Yr (CBT) Futures	246	September 2021	32,595,000	139,125
U.S. Ultra Bond (CBT) Futures	74	September 2021	14,258,875	509,000
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	186	September 2021	22,957,922	39,250

				$1,191,758

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	50	USD	10	07/02/2021	$(276)
Bank of America, NA	USD	10	BRL	50	07/02/2021	57
Bank of America, NA	USD	63	RUB	4,688	07/28/2021	719
Bank of America, NA	EUR	591	USD	717	08/03/2021	15,927
Barclays Bank PLC	KRW	12,196	USD	11	07/22/2021	170
Barclays Bank PLC	USD	19	KRW	20,839	07/22/2021	(237)
Barclays Bank PLC	RUB	1,113	USD	15	07/28/2021	(169)
BNP Paribas SA	BRL	309	USD	62	07/02/2021	(353)
BNP Paribas SA	USD	62	BRL	309	07/02/2021	(211)
BNP Paribas SA	COP	28,048	USD	7	07/15/2021	20
BNP Paribas SA	USD	8	TWD	233	07/22/2021	11
BNP Paribas SA	USD	25	TWD	710	07/22/2021	(22)
BNP Paribas SA	BRL	309	USD	62	08/03/2021	236
Brown Brothers Harriman & Co.	NOK	139	USD	17	07/15/2021	398
Brown Brothers Harriman & Co.	SEK	447	USD	54	07/15/2021	1,514
Brown Brothers Harriman & Co.	USD	98	NOK	826	07/15/2021	(1,667)
Brown Brothers Harriman & Co.	USD	57	SEK	484	07/15/2021	(732)
Brown Brothers Harriman & Co.	CAD	31	USD	26	07/16/2021	603
Brown Brothers Harriman & Co.	USD	46	CAD	57	07/16/2021	591
Brown Brothers Harriman & Co.	USD	52	CAD	63	07/16/2021	(982)
Brown Brothers Harriman & Co.	NZD	52	USD	37	07/29/2021	1,069
Brown Brothers Harriman & Co.	USD	8	NZD	11	07/29/2021	(156)
Brown Brothers Harriman & Co.	EUR	2,087	USD	2,520	08/03/2021	43,650
Brown Brothers Harriman & Co.	USD	20	EUR	16	08/03/2021	(594)
Brown Brothers Harriman & Co.	TRY	66	USD	7	08/04/2021	(88)
Brown Brothers Harriman & Co.	CHF	82	USD	91	08/05/2021	1,376
Brown Brothers Harriman & Co.	USD	35	CHF	31	08/05/2021	(1,054)
Brown Brothers Harriman & Co.	JPY	8,910	USD	82	08/19/2021	1,427
Brown Brothers Harriman & Co.	SGD	93	USD	69	08/19/2021	504
Brown Brothers Harriman & Co.	USD	11	JPY	1,209	08/19/2021	(23)
Brown Brothers Harriman & Co.	USD	81	SGD	108	08/19/2021	(976)
Brown Brothers Harriman & Co.	AUD	11	USD	8	08/25/2021	116
Brown Brothers Harriman & Co.	USD	25	AUD	32	08/25/2021	(742)
Brown Brothers Harriman & Co.	GBP	29	USD	40	08/26/2021	716
Brown Brothers Harriman & Co.	GBP	6	USD	8	08/26/2021	(5)
Brown Brothers Harriman & Co.	USD	7	GBP	5	08/26/2021	(117)
Brown Brothers Harriman & Co.	MXN	173	USD	9	08/27/2021	2
Brown Brothers Harriman & Co.	MXN	2,125	USD	105	08/27/2021	(1,076)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	17	MXN	340	08/27/2021	$291
Brown Brothers Harriman & Co.	CNH	54	USD	8	09/16/2021	9
Brown Brothers Harriman & Co.	CNH	79	USD	12	09/16/2021	(18)
Brown Brothers Harriman & Co.	USD	17	CNH	108	09/16/2021	(4)
Brown Brothers Harriman & Co.	USD	29	ZAR	401	09/16/2021	(1,250)
Brown Brothers Harriman & Co.	ZAR	1,123	USD	80	09/16/2021	2,617
Brown Brothers Harriman & Co.	PLN	97	USD	26	09/17/2021	118
Brown Brothers Harriman & Co.	PLN	52	USD	14	09/17/2021	(1)
Brown Brothers Harriman & Co.	USD	65	PLN	246	09/17/2021	(193)
Citibank, NA	COP	96,911	USD	26	07/15/2021	566
Citibank, NA	COP	36,010,265	USD	9,586	07/15/2021	(3,443)
Citibank, NA	USD	11	CLP	8,317	07/15/2021	288
Citibank, NA	USD	13	CLP	9,114	07/15/2021	(351)
Citibank, NA	USD	9	COP	31,996	07/15/2021	6
Citibank, NA	USD	5,704	COP	21,323,050	07/15/2021	(25,594)
Citibank, NA	GBP	2,438	USD	3,434	08/26/2021	60,161
Citibank, NA	CNH	157	USD	24	09/16/2021	(29)
Deutsche Bank AG	INR	5,290	USD	71	07/15/2021	38
Goldman Sachs Bank USA	BRL	431	USD	85	07/02/2021	(1,409)
Goldman Sachs Bank USA	USD	84	BRL	431	07/02/2021	2,537
Goldman Sachs Bank USA	COP	142,649	USD	39	07/15/2021	1,313
Goldman Sachs Bank USA	IDR	394,543	USD	27	07/15/2021	93
Goldman Sachs Bank USA	IDR	1,023,165	USD	69	07/15/2021	(726)
Goldman Sachs Bank USA	INR	1,184	USD	16	07/15/2021	30
Goldman Sachs Bank USA	INR	1,351	USD	18	07/15/2021	(298)
Goldman Sachs Bank USA	USD	40	CLP	29,803	07/15/2021	576
Goldman Sachs Bank USA	USD	15	CLP	10,730	07/15/2021	(322)
Goldman Sachs Bank USA	USD	12	COP	45,073	07/15/2021	14
Goldman Sachs Bank USA	USD	28	COP	103,519	07/15/2021	(129)
Goldman Sachs Bank USA	USD	46	IDR	670,148	07/15/2021	403
Goldman Sachs Bank USA	USD	13	IDR	188,630	07/15/2021	(217)
Goldman Sachs Bank USA	USD	86	INR	6,437	07/15/2021	669
Goldman Sachs Bank USA	USD	49	INR	3,622	07/15/2021	(275)
Goldman Sachs Bank USA	KRW	18,177	USD	16	07/22/2021	185
Goldman Sachs Bank USA	TWD	306	USD	11	07/22/2021	54
Goldman Sachs Bank USA	TWD	1,376	USD	49	07/22/2021	(292)
Goldman Sachs Bank USA	USD	8	KRW	8,520	07/22/2021	(37)
Goldman Sachs Bank USA	USD	18	TWD	495	07/22/2021	(244)
Goldman Sachs Bank USA	RUB	851	USD	12	07/28/2021	154
Goldman Sachs Bank USA	RUB	795	USD	11	07/28/2021	(113)
Goldman Sachs Bank USA	USD	11	RUB	829	07/28/2021	84
Goldman Sachs Bank USA	USD	16	RUB	1,184	07/28/2021	(67)
HSBC Bank USA	EUR	35,307	USD	43,312	08/03/2021	1,418,242
JPMorgan Chase Bank, NA	IDR	116,096	USD	8	07/15/2021	174
JPMorgan Chase Bank, NA	INR	888	USD	12	07/15/2021	110
JPMorgan Chase Bank, NA	INR	828	USD	11	07/15/2021	(188)
JPMorgan Chase Bank, NA	USD	11	COP	41,232	07/15/2021	(41)
JPMorgan Chase Bank, NA	USD	8	IDR	121,862	07/15/2021	(114)
JPMorgan Chase Bank, NA	USD	11	INR	855	07/15/2021	270
JPMorgan Chase Bank, NA	TWD	548	USD	20	07/22/2021	190
JPMorgan Chase Bank, NA	TWD	233	USD	8	07/22/2021	(7)
JPMorgan Chase Bank, NA	USD	19	TWD	537	07/22/2021	(47)
JPMorgan Chase Bank, NA	RUB	162,542	USD	2,187	07/28/2021	(26,124)
Morgan Stanley Capital Services LLC	CLP	75,775	USD	106	07/15/2021	3,075
Morgan Stanley Capital Services LLC	USD	8	CLP	6,019	07/15/2021	(247)
Morgan Stanley Capital Services LLC	USD	24	INR	1,770	07/15/2021	(74)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	KRW	24,650	USD	22	07/22/2021	$254
Morgan Stanley Capital Services LLC	TWD	281	USD	10	07/22/2021	160
Morgan Stanley Capital Services LLC	TWD	326	USD	12	07/22/2021	(28)
Morgan Stanley Capital Services LLC	EUR	1,056	USD	1,292	08/03/2021	39,840
Royal Bank of Scotland PLC	COP	47,846	USD	13	07/15/2021	296
Royal Bank of Scotland PLC	USD	13	CLP	9,580	07/15/2021	(99)
Royal Bank of Scotland PLC	USD	12	COP	43,950	07/15/2021	(224)
Royal Bank of Scotland PLC	USD	43	IDR	620,692	07/15/2021	(600)
Royal Bank of Scotland PLC	USD	8	INR	615	07/15/2021	53
Royal Bank of Scotland PLC	USD	11	INR	827	07/15/2021	(137)
Royal Bank of Scotland PLC	TWD	543	USD	20	07/22/2021	90
Royal Bank of Scotland PLC	USD	10	KRW	11,341	07/22/2021	29
Royal Bank of Scotland PLC	USD	44	KRW	49,693	07/22/2021	(339)
Royal Bank of Scotland PLC	USD	59	TWD	1,621	07/22/2021	(399)
Royal Bank of Scotland PLC	RUB	1,108	USD	15	07/28/2021	(137)
Standard Chartered Bank	IDR	141,796	USD	10	07/15/2021	56
Standard Chartered Bank	INR	1,046	USD	14	07/15/2021	(273)
Standard Chartered Bank	USD	14	COP	53,599	07/15/2021	(74)
Standard Chartered Bank	USD	9	IDR	129,746	07/15/2021	66
Standard Chartered Bank	USD	9	IDR	129,549	07/15/2021	(214)
Standard Chartered Bank	USD	14	INR	1,032	07/15/2021	(190)
Standard Chartered Bank	KRW	12,399	USD	11	07/22/2021	69
Standard Chartered Bank	KRW	18,343	USD	16	07/22/2021	(89)
Standard Chartered Bank	USD	28	KRW	32,045	07/22/2021	39
Standard Chartered Bank	USD	50	KRW	55,616	07/22/2021	(643)
Standard Chartered Bank	USD	16	TWD	450	07/22/2021	(241)
Standard Chartered Bank	RUB	1,202	USD	17	07/28/2021	227
UBS AG	BRL	161	USD	32	07/02/2021	(734)
UBS AG	USD	32	BRL	161	07/02/2021	185
UBS AG	CLP	6,981	USD	10	07/15/2021	240
UBS AG	IDR	287,699	USD	20	07/15/2021	180
UBS AG	USD	20	CLP	14,153	07/15/2021	(247)
UBS AG	USD	8	IDR	112,422	07/15/2021	(100)
UBS AG	KRW	31,201	USD	28	07/22/2021	258
UBS AG	TWD	291	USD	10	07/22/2021	(61)
UBS AG	USD	16	KRW	18,706	07/22/2021	98
UBS AG	USD	11	KRW	12,169	07/22/2021	(146)
UBS AG	USD	8	TWD	233	07/22/2021	18
UBS AG	USD	33	TWD	919	07/22/2021	(321)
UBS AG	RUB	406,521	USD	5,614	07/28/2021	80,529
UBS AG	USD	7,586	RUB	559,136	07/28/2021	26,015
UBS AG	BRL	104	USD	21	08/03/2021	178

						$1,633,623

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2026*	1.00%	Quarterly	1.65%	USD	316	$(9,708)	$(15,318)	$5,610
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.36	USD	24,070	2,405,976	129,625	2,276,351
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.55	USD	18,518	1,898,519	573,178	1,325,341
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.74	USD	136,941	14,144,026	12,339,104	1,804,922
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	1.28	USD	760	56,340	(44,139)	100,479
iTraxx Europe Crossover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.32	EUR	36,820	5,471,433	4,621,467	849,966
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2026*	1.00	Quarterly	1.85	USD	2,376	(95,307)	(141,393)	46,086

						$23,871,279	$17,462,524	$6,408,755

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	284	$(126,600)	$(138,514)	$11,914
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	454	(119,894)	(49,222)	(70,672)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	4,851	$(2,159,059)	$(728,303)	$(1,430,756)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.56	EUR	310	16,587	6,845	9,742
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	258	(68,133)	(27,635)	(40,498)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	364	(96,157)	(41,174)	(54,983)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.36	USD	300	26,797	14,946	11,851
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.36	USD	270	24,117	8,595	15,522
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(25,493)	(27,856)	2,363
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(25,493)	(27,856)	2,363
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,617	(720,504)	(268,374)	(452,130)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,009	(894,159)	(285,534)	(608,625)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,842	(1,264,900)	(403,923)	(860,977)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	4,851	(2,159,059)	(768,638)	(1,390,421)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	9,702	(4,318,117)	(1,389,276)	(2,928,841)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	13,098	(5,829,458)	(1,873,002)	(3,956,456)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	133	$(35,123)	$(13,855)	$(21,268)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	180	(47,550)	(15,566)	(31,984)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(95,100)	(34,312)	(60,788)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(95,100)	(31,708)	(63,392)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	371	(98,006)	(30,227)	(67,779)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	530	(139,964)	(54,813)	(85,151)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	719	(189,936)	(74,901)	(115,035)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,041	(274,911)	(108,381)	(166,530)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,158	(570,072)	(179,942)	(390,130)
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	0.65	USD	700	15,584	(5,351)	20,935
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,400	(1,689,600)	(743,773)	(945,827)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	12,000	(3,168,000)	(1,330,129)	(1,837,871)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	114	(50,553)	(54,063)	3,510
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	353	(157,278)	(158,738)	1,460
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	353	(157,278)	(146,688)	(10,590)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	353	$(157,278)	$(145,830)	$(11,448)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	352	(156,845)	(144,573)	(12,272)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	352	(156,845)	(143,717)	(13,128)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,272	(335,914)	(134,268)	(201,646)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,188	(313,731)	(120,420)	(193,311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,340	(881,760)	(35,679)	(846,081)

						$(26,494,785)	$(9,705,855)	$(16,788,930)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR 8,942	09/20/2021	$16,512

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2021
Barclays Capital, Inc.†	(0.25	)%*	—	$694,159

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2021
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$0	$0	$0	$694,159	$694,159

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $693,193,142 or 61.4% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Fair valued by the Adviser.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.57% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc. 6.75%, 12/15/2025	08/18/2020 – 08/21/2020	$552,457	$718,939	0.06%
Carlson Travel, Inc. 10.50%, 03/31/2025	08/18/2020 – 08/21/2020	134,831	144,322	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 10.487%, 06/15/2043	04/25/2018 – 06/01/2020	83,728	82,518	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 9.98%, 08/15/2044	06/27/2019	217,431	223,468	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 12.379%, 10/17/2044	09/04/2019	327,162	332,977	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 5.244%, 11/15/2044	10/09/2019	158,741	158,521	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 7.24%, 06/15/2043	06/26/2018	76,472	76,025	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.13%, 05/15/2043	05/11/2018 – 03/27/2018	69,358	68,699	0.01%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.209%, 03/16/2043	03/07/2018	15,146	14,869	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	475,210	120,934	0.01%
Digicel Group Holdings Ltd. 7.00%, 07/16/2021	11/28/2016 – 04/01/2021	143,346	68,221	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	$0	$0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,964,223	1,927,904	0.17%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.592%, 10/25/2025	09/18/2015	666,588	630,016	0.06%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 – 06/30/2021	1,074,493	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	609,165	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/05/2013 – 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	611,316	26,613	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	123,346	183,339	0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	1,107,300	431,760	0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,313,468	249,780	0.02%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,569,021	465,802	0.04%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	121,554	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 – 10/31/2020	1,205,912	6,243	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 – 01/27/2014	2,401,853	40,798	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	60,000	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838866	8,080	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.592%, 11/25/2025	09/28/2015 – 02/26/2018	237,921	235,848	0.02%

(h)	Convertible security.
(i)	Defaulted.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(m)	Inverse interest only security.
(n)	IO - Interest Only.
(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at June 30, 2021.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$6,645,690	$14,286	0.00%

(u)	The rate shown represents the 7-day yield as of period end.
(v)	Affiliated investments.
(w)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(x)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,680,678 and gross unrealized depreciation of investments was $(69,174,769), resulting in net unrealized appreciation of $18,505,909.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dollar Offered Rate

CDX- CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

69.0%	United States
2.6%	United Kingdom
2.3%	Canada
1.6%	Mexico
1.4%	France
1.2%	Luxembourg
1.2%	Brazil
1.0%	Cayman Islands
1.0%	Egypt
0.8%	Switzerland
0.8%	Spain
0.8%	Nigeria
0.7%	Argentina
12.8%	Other
2.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahrain, Belgium, Bermuda, Chile, China, Colombia, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kenya, Kuwait, Macau, Morocco, Netherlands, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$582,938,117	$371,708	#	$583,309,825
Corporates - Investment Grade	-0-	113,393,847	-0-		113,393,847
Collateralized Mortgage Obligations	-0-	88,421,915	-0-		88,421,915
Emerging Markets - Sovereigns	-0-	86,515,705	-0-		86,515,705
Bank Loans	-0-	44,707,716	11,107,089		55,814,805
Emerging Markets - Corporate Bonds	-0-	48,961,484	6,243	#	48,967,727
Governments - Treasuries	-0-	42,591,495	-0-		42,591,495
Common Stocks	9,592,394	55,242	10,052,934	#	19,700,570
Collateralized Loan Obligations	-0-	19,228,932	400,000		19,628,932
Quasi-Sovereigns	-0-	15,260,199	-0-		15,260,199
Commercial Mortgage-Backed Securities	-0-	11,164,490	-0-		11,164,490
Asset-Backed Securities	-0-	7,551,845	1,330,681		8,882,526
Preferred Stocks	2,210,520	2,150,503	623,333		4,984,356
Local Governments - US Municipal Bonds	-0-	3,783,699	-0-		3,783,699
Inflation-Linked Securities	-0-	2,608,178	-0-		2,608,178
Governments - Sovereign Bonds	-0-	2,327,347	0	#	2,327,347
Warrants	346,243	-0-	376,252	#	722,495
Rights	-0-	-0-	12,619		12,619
Short-Term Investments:
Investment Companies	29,277,145	-0-	-0-		29,277,145
Time Deposits	-0-	2,492,392	-0-		2,492,392

Total Investments in Securities	41,426,302	1,074,153,106	24,280,859		1,139,860,267
Other Financial Instruments*:
Assets
Futures	1,191,758	-0-	-0-		1,191,758
Forward Currency Exchange Contracts	-0-	1,710,253	-0-		1,710,253
Centrally Cleared Credit Default Swaps	-0-	23,976,294	-0-		23,976,294
Credit Default Swaps	-0-	83,085	-0-		83,085
Total Return Swaps	-0-	16,512	-0-		16,512
Liabilities
Forward Currency Exchange Contracts	-0-	(76,630)	-0-		(76,630)
Centrally Cleared Credit Default Swaps	-0-	(105,015)	-0-		(105,015)
Credit Default Swaps	-0-	(26,577,870)	-0-		(26,577,870)
Reverse Repurchase Agreements	(694,159)	-0-	-0-		(694,159)

Total	$41,923,901	$1,073,179,735	$24,280,859		$1,139,384,495

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Common Stocks#
Balance as of 3/31/21	$918,294	$9,461,745	$18,606		$9,271,699
Accrued discounts/(premiums)	290	- 0 -	(6,436)		- 0 -
Realized gain (loss)	954	2,602	- 0 -		1,678,996
Change in unrealized appreciation/depreciation	5,375	92,236	(89,394)		(1,584,881)
Purchases/Payups	153,050	2,962,600	83,467		2,731,786
Sales	(706,255)	(311,587)	- 0 -		(2,044,666)
Transfers into Level 3	- 0 -	932,101	- 0 -		- 0 -
Transfers out of Level 3	- 0 -	(2,032,608)	- 0 -		- 0 -

Balance as of 6/30/21	$371,708	$11,107,089	$6,243		$10,052,934

Net change in unrealized appreciation/depreciation from investments held as of 6/30/21	$14,121	$96,133	$(89,394)		$(668,255)

	Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stocks	Governments - Sovereign Bonds#
Balance as of 3/31/21	$ - 0 -	$1,355,622	$ - 0 -	$	- 0 -
Accrued discounts/(premiums)	- 0 -	- 0 -	- 0 -		- 0 -
Realized gain (loss)	- 0 -	77,644	- 0 -		- 0 -
Change in unrealized appreciation/depreciation	- 0 -	11,807	506,533		- 0 -
Purchases	400,000	- 0 -	116,800		- 0 -
Sales/Paydowns	- 0 -	(114,392)	- 0 -		- 0 -
Transfers into Level 3	- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -		- 0 -

Balance as of 6/30/21	$400,000	$1,330,681	$623,333	$	- 0 -

Net change in unrealized appreciation/depreciation from investments held as of 6/30/21	$ - 0 -	$11,807	$506,533	$	- 0 -

	Warrants#	Rights	Total
Balance as of 3/31/21	$378,031	$11,761	$21,415,758
Accrued discounts/(premiums)	- 0 -	- 0 -	(6,146)
Realized gain (loss)	- 0 -	- 0 -	1,760,196
Change in unrealized appreciation/depreciation	(1,779)	858	(1,059,245)
Purchases/Payups	- 0 -	- 0 -	6,447,703
Sales/Paydowns	- 0 -	- 0 -	(3,176,900)
Transfers into Level 3	- 0 -	- 0 -	932,101
Transfers out of Level 3	- 0 -	- 0 -	(2,032,608)

Balance as of 6/30/21	$376,252	$12,619	$24,280,859

Net change in unrealized appreciation/depreciation from investments held as of 6/30/21	$(1,779)	$858	$(129,976)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2021	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$204,246	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00

	$204,246

Common Stocks	$2,881,860	Market Approach	NAV Equivalent	$935.02
	$1,269,925	Market Approach	Projected Enterprise Value	$580.9mm to
				$646.8mm
	$717,609	Market Approach	NAV Equivalent	$1,025.16
	$695,198	Market Approach	Price of Restructured Bonds	$18.00
	$138,820	Market Approach	Market Neutral Price	$20.00
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$5,703,413

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00
Warrants.	$376,252	Option Pricing Model	Exercise Price	$12.92

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterprise Value, Price of Restructured Bonds, Market Neutral Price and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2021 is as follows:

Fund	Market Value 3/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,718	$79,722	$98,163	$29,277	$1